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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-08895

ING Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  March 31

Date of reporting period:                         June 30, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Classic Money Market Fund
ING GNMA Income Fund
ING High Yield Bond Fund
ING Institutional Prime Money Market Fund
ING Intermediate Bond Fund
ING National Tax-Exempt Bond Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of June 30, 2006 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT:		4.7%
$10,000,000		Barclays Bank PLC, 5.200%, due 08/24/06	$10,000,000
20,500,000		BNP Paribas, 5.330%, due 08/08/06	20,500,000
5,000,000		Credit Suisse, 5.506%, due 02/02/07	4,979,158

		Total Certificates of Deposit
		(Cost $35,479,158)	35,479,158

COLLATERALIZED MORTGAGE OBLIGATIONS:		3.5%
6,000,000	@@, #, C	Cheyne High Grade ABS CDO Ltd., 5.180%, due 11/10/06	6,000,000
5,400,000	@@, #, C	Newcastle CDO I Ltd., 5.353%, due 10/24/06	5,400,000
5,400,000	#, C	Newcastle CDO III Corp., 5.353%, due 09/25/06	5,400,000
5,600,000	@@, #, C	Putnam Structured Product CDO, 5.219%, due 08/15/06	5,600,000
4,050,000	@@, #, C	Whitehawk CDO Funding Ltd., 5.349%, due 09/15/06	4,050,000

		Total Collateralized Mortgage Obligations
		(Cost $26,450,000)	26,450,000

COMMERCIAL PAPER:		31.9%
13,957,000		Alliance & Leicester PLC, 5.410%, due 09/22/06	13,784,371
2,000,000		ANZ National International., 5.170%, due 04/04/07	1,920,439
10,000,000		ASB Bank Ltd., 5.385%, due 09/22/06	9,875,846
3,000,000		Concord Minutemen Capital Co., LLC, 5.160%, due 07/05/06	2,998,280
6,900,000	I	Concord Minutemen Capital Co., LLC, 5.320%, due 07/24/06	6,876,548
31,335,000	I	Crown Point Capital Co., 5.240%, due 07/14/06	31,275,707
3,000,000		Crown Point Capital Co., 5.300%, due 07/05/06	2,998,233
7,500,000		Duke Funding High Grade, 5.300%, due 07/13/06	7,486,750
14,123,000		Jupiter, 5.290%, due 07/25/06	14,073,193
7,000,000		Master Funding, LLC, 5.300%, due 07/31/06	6,969,083
32,000,000		Monument Gardens Funding, LLC, 5.410%, due 09/22/06	31,607,353
12,890,000		Old Line Funding Corp., 5.300%, due 08/03/06	12,827,921
29,500,000		St. Germain Holdings Ltd., 5.280%, due 08/01/06	29,368,681
9,209,000		Three Pillars, 5.140%, due 07/07/06	9,201,111
25,000,000	I	Tulip Funding, 5.330%, due 07/31/06	24,888,958
9,000,000		Tulip Funding, 5.330%, due 08/01/06	8,958,693
4,000,000		Variable Funding Capital, 5.210%, due 07/05/06	3,997,684
1,700,000		Westpack, 5.360%, due 09/01/06	1,684,307
18,620,000		Yorktown Capital, LLC, 5.290%, due 07/20/06	18,568,029

		Total Commercial Paper
		(Cost $239,361,187)	239,361,187

CORPORATE BONDS/NOTES:		55.0%
15,000,000	#	Allstate Life Global Funding II, 5.180%, due 11/09/06	15,002,805
5,300,000	#	Allstate Life Global Funding II, 5.578%, due 04/02/07	5,303,169
11,600,000		American Express Bank, FSB, 5.283%, due 01/26/07	11,600,000
12,500,000		American Express Bank, FSB, 5.356%, due 12/01/06	12,502,017
1,750,000		American General Finance Corp., 4.004%, due 07/14/06	1,751,132
9,500,000	#, C	American General Finance Corp., 5.229%, due 07/13/07	9,499,911
1,000,000		American General Finance Corp., 5.330%, due 11/15/06	1,000,499
7,500,000		American General Finance Corp., 5.455%, due 03/15/07	7,511,292
9,500,000	@@, #	American Honda Finance Corp., 5.216%, due 09/18/06	9,500,000
3,750,000	#	Bank of New York, 5.395%, due 07/27/07	3,750,000
3,990,000		Bank One Corp., 5.284%, due 08/11/06	3,990,587
5,800,000		Bear Stearns Cos., Inc., 5.179%, due 07/05/07	5,800,000
4,427,000		Bear Stearns Cos., Inc., 5.235%, due 07/27/07	4,432,219
5,725,000		Bear Stearns Cos., Inc., 5.381%, due 07/27/07	5,725,000
4,000,000		Bear Stearns Cos., Inc., 5.506%, due 03/01/07	4,004,908
12,000,000		BNP Paribas SA, 5.286%, due 01/26/07	12,000,000

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of June 30, 2006 (Unaudited)

Principal Amount				Value
5,000,000		Caterpillar Financial Services Ltd., 5.143%, due 07/10/06		5,000,127
23,000,000	#	Concord Minutemen Capital Co., LLC, 5.160%, due 07/12/07		22,998,420
15,000,000		Credit Suisse, 5.015%, due 01/12/07		14,995,539
1,000,000		Credit Suisse, 5.356%, due 08/01/06		1,000,015
4,000,000		Credit Suisse, 5.470%, due 03/27/07		3,999,797
21,000,000		Duke Funding High Grade I, 5.118%, due 12/06/06		21,000,000
8,400,000		General Electric Capital Corp., 5.250%, due 07/09/07		8,400,000
11,890,000		General Electric Capital Corp., 5.497%, due 06/22/07		11,900,097
10,000,000		Goldman Sachs Group LP, 5.190%, due 05/11/07		10,000,000
5,300,000	#	Goldman Sachs Group LP, 5.219%, due 07/13/07		5,300,000
8,500,000		Goldman Sachs Group LP, 5.224%, due 02/14/07		8,500,000
6,390,000		Goldman Sachs Group, Inc., 5.386%, due 08/01/06		6,390,300
3,000,000	@@, #	HBOS PLC, 7.700%, due 01/12/07		2,963,954
5,000,000	@@, #	HBOS Treasury Services PLC, 5.210%, due 08/25/06		5,000,081
4,200,000	@@, #	HBOS Treasury Services PLC, 5.396%, due 08/01/07		4,200,000
7,600,000	@@, #	HBOS Treasury Services PLC, 5.530%, due 07/24/07		7,600,000
6,375,000		HSBC Finance Corp., 5.418%, due 03/01/07		6,475,408
2,889,000		HSBC Finance Corp., 5.473%, due 01/30/07		2,893,302
13,500,000		Merrill Lynch & Co., Inc., 5.280%, due 10/27/06		13,504,896
20,500,000		Merrill Lynch & Co., Inc., 5.320%, due 07/27/07		20,500,000
11,500,000	#	Money Market Trust, 5.274%, due 07/10/07		11,500,000
8,400,000		Morgan Stanley, 5.185%, due 01/12/07		8,405,199
12,000,000		Morgan Stanley, 5.405%, due 07/27/07		12,008,112
10,000,000	C	Morgan Stanley, 5.437%, due 04/01/07		10,025,482
30,000,000		PNC Bank NA, 5.320%, due 01/29/07		29,999,508
6,806,000	I	PNC Funding Corp., 5.470%, due 08/01/06		6,806,904
4,000,000	@@, C	Royal Bank of Scotland Group PLC, 5.496%, due 04/27/07		3,951,700
10,000,000		Toyota Motor Credit Corp., 5.276%, due 04/26/07		10,000,000
10,000,000	#	Verizon Global Funding Corp., 5.439%, due 01/12/07		10,000,000
2,500,000		Wachovia Corp., 5.220%, due 02/06/07		2,500,984
4,000,000		Washington Mutual Bank, 5.313%, due 07/26/06		4,000,000
4,500,000		Wells Fargo & Co., 5.396%, due 08/02/07		4,500,000
3,300,000		Westpac Banking Corp., 5.340%, due 07/11/07		3,300,000

		Total Corporate Bonds/Notes
		(Cost $412,993,364)		412,993,364

REPURCHASE AGREEMENT:		5.1%
37,815,000		Goldman Sachs Repurchase Agreement
		dated 06/30/06, 5.230%, due 07/03/06,
		$37,831,481 to be received upon repurchase
		(Collateralized by $26,164,000 Various U.S. Tresury Inflation
		Indexed Bonds, 3.650%-3.875%, market value plus
		accrued interest $38,572,396, due 04/15/28 - 04/15/29).		37,815,000

		Total Repurchase Agreement
		(Cost $37,815,000)		37,815,000

		Total Investments in Securities
		(Cost $752,098,709)*	100.2%	$752,098,709
		Other Assets and Liabilities-Net	(0.2)	(1,380,921)
		Net Assets	100.0%	$750,717,788

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in an effective marurity of one year or less. Rate Shown reflects current rate.

	ABS	Asset-Backed Securities
	CDO	Collateralized Debt Obligations
	FSB	Federal Savings Bank
	@@	Foreign Issuer

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of June 30, 2006 (Unaudited)

#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
I	Illiquid security
*	Cost for federal income tax purposes is the same as for financial statement purposes.

Pursuant to guidelines adopted by the Fund’s Board, the following securities held in the ING Classic Money Market Fund have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 10% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
	Principal	Acquisition			of
Security	Amount	Date	Cost	Value	Net Assets
Concord Minutemen Capital Co., LLC, 5.320%, due 07/24/06	6,900,000	06/26/06	$6,876,548	$6,876,548	0.92%
Crown Point Capital Co., 5.240%, due 07/14/06	31,335,000	06/16/06	31,275,707	31,275,707	4.17
Tulip Funding, 5.330%, due 07/31/06	25,000,000	06/28/06	24,888,958	24,888,958	3.32
PNC Funding Corp., 5.470%, due 08/01/06	6,806,000	06/16/06	6,806,904	6,806,904	0.91
			$69,848,117	$69,848,117	9.32%

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2006 (Unaudited)

Principal Amount					Value
CORPORATE BOND/NOTE:			0.0%
		Agency Collateral CMO:	0.0%
$56,276	C	Small Business Administration, 8.250%, due 11/01/11			$58,421

		Total Corporate Bond/Note
		(Cost $58,279)			58,421

U.S. GOVERNMENT AGENCY OBLIGATIONS:			80.9%
		Federal Government Loan Mortgage Corporation:	0.1%
115,977			7.000%, due 11/01/14		118,985
480,751			7.500%, due 12/01/14		499,561
118,256			7.500%, due 01/01/30		122,687
55,399			8.000%, due 01/01/30		58,507
					799,740

		Federal Home Loan Mortgage Corporation:		0.0%
42,521			9.500%, due 07/01/20		46,337
					46,337

			Federal National Mortgage Association:	0.3%
95,850			6.500%, due 06/01/14		97,197
700,985			6.500%, due 02/01/29		712,041
124,190			7.000%, due 03/01/15		127,469
126,442			7.500%, due 05/01/28		131,248
142,609			8.500%, due 08/01/11		145,906
55,614			8.500%, due 05/01/15		58,562
36,929			8.500%, due 08/01/15		38,886
151,669			8.500%, due 09/01/15		159,708
					1,471,017

			Government National Mortgage Association:	80.5%
7,416,971			3.750%, due 05/20/34		7,207,640
852,518			4.000%, due 05/20/33		745,172
939,964			4.000%, due 01/15/34		830,549
910,169			4.000%, due 03/15/34		804,222
1,888,014			4.500%, due 01/20/34		1,711,883
516,011			4.500%, due 05/20/34		467,873
2,504,438			4.500%, due 10/20/34		2,277,056
4,657,627			4.500%, due 08/15/35		4,278,838
613,203			4.500%, due 09/15/35		563,333
4,404,314			4.500%, due 11/15/35		4,046,126
1,135,488			5.000%, due 04/15/29		1,078,180
1,340,246			5.000%, due 04/15/30		1,271,617
1,350,859			5.000%, due 10/15/30		1,281,687
996,473			5.000%, due 05/15/33		944,335
1,147,759			5.000%, due 06/15/33		1,087,705
2,539,884			5.000%, due 07/15/33		2,406,991
1,063,145			5.000%, due 10/15/33		1,007,518
1,858,737			5.000%, due 10/20/33		1,745,822
4,638,861			5.000%, due 12/20/33		4,357,058
1,474,192			5.000%, due 02/20/34		1,384,907
1,037,101			5.000%, due 03/15/34		983,025
3,308,378			5.000%, due 04/15/34		3,132,227
549,647			5.000%, due 04/20/34		516,358
1,322,054			5.000%, due 06/20/34		1,241,984
1,293,910			5.000%, due 07/20/34		1,215,544

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2006 (Unaudited)

Principal Amount		Value
2,067,205	5.000%, due 12/20/34	1,942,004
1,797,992	5.000%, due 03/15/35	1,702,759
3,034,314	5.000%, due 04/15/35	2,873,598
4,157,342	5.000%, due 05/15/35	3,937,143
1,778,565	5.000%, due 05/20/35	1,673,814
2,120,611	5.000%, due 06/15/35	2,008,290
25,699,906	5.000%, due 03/20/36	24,179,151
5,000,000	5.000%, due 04/20/36	4,704,132
4,690,048	5.000%, due 05/20/36	4,412,521
1,152,540	5.500%, due 08/20/24	1,118,224
42,395	5.500%, due 04/20/29	41,038
545,478	5.500%, due 10/15/32	529,707
2,130,245	5.500%, due 12/15/32	2,068,655
3,078,397	5.500%, due 03/15/33	2,988,541
2,735,318	5.500%, due 04/15/33	2,655,476
7,162,642	5.500%, due 05/15/33	6,953,570
3,359,775	5.500%, due 06/15/33	3,261,705
9,155,596	5.500%, due 07/15/33	8,887,108
594,794	5.500%, due 09/15/33	577,433
867,279	5.500%, due 10/15/33	841,964
11,967,400	5.500%, due 11/15/33	11,614,321
2,459,282	5.500%, due 12/15/33	2,386,662
649,951	5.500%, due 12/20/33	627,123
4,060,171	5.500%, due 01/15/34	3,937,403
319,319	5.500%, due 01/20/34	307,986
3,784,550	5.500%, due 02/15/34	3,670,116
1,240,098	5.500%, due 03/15/34	1,203,439
1,652,854	5.500%, due 03/20/34	1,594,190
12,582,588	5.500%, due 04/15/34	12,206,954
556,249	5.500%, due 04/20/34	537,547
423,074	5.500%, due 05/15/34	410,567
1,882,436	5.500%, due 06/15/34	1,826,790
1,076,418	5.500%, due 06/20/34	1,038,213
2,019,892	5.500%, due 07/15/34	1,960,182
856,467	5.500%, due 07/20/34	827,672
10,387,486	5.500%, due 08/15/34	10,080,423
1,233,836	5.500%, due 08/20/34	1,190,045
9,303,709	5.500%, due 09/15/34	9,028,685
5,780,488	5.500%, due 10/15/34	5,609,613
258,523	5.500%, due 12/15/34	250,880
5,752,216	5.500%, due 01/15/35	5,579,921
3,586,563	5.500%, due 02/15/35	3,479,135
3,947,525	5.500%, due 03/15/35	3,829,286
3,049,192	5.500%, due 04/15/35	2,957,860
5,569,057	5.500%, due 05/15/35	5,402,248
1,036,972	5.500%, due 06/15/35	1,005,912
14,862,686	5.500%, due 03/20/36	14,352,939
20,912,263	5.500%, due 04/20/36	20,195,034
17,000,000	5.500%, due 06/20/36	16,416,949
526,258	5.650%, due 07/15/29	515,919
342,222	5.750%, due 11/20/27	336,187
304,946	5.750%, due 12/20/27	299,568
232,619	5.750%, due 02/20/28	228,394
867,616	5.750%, due 03/20/28	851,860
333,524	5.750%, due 04/20/28	327,467
314,894	5.750%, due 07/20/28	309,175
210,350	5.750%, due 01/20/29	206,395
119,699	5.750%, due 04/20/29	117,449
1,038,372	5.750%, due 07/20/29	1,018,846
810,429	6.000%, due 10/15/15	816,653
852,449	6.000%, due 10/15/25	849,180
824,926	6.000%, due 07/15/28	821,053
629,800	6.000%, due 08/15/28	626,843
1,514,602	6.000%, due 09/15/28	1,507,490

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2006 (Unaudited)

Principal Amount		Value
543,539	6.000%, due 02/15/29	540,961
393,035	6.000%, due 04/15/29	390,973
447,334	6.000%, due 02/15/32	444,547
2,180,970	6.000%, due 07/15/32	2,167,382
5,583,054	6.000%, due 08/15/32	5,549,132
10,407,153	6.000%, due 09/15/32	10,342,316
1,847,736	6.000%, due 11/15/32	1,836,224
1,481,834	6.000%, due 12/15/32	1,472,602
15,808,505	6.000%, due 01/15/33	15,707,828
1,655,749	6.000%, due 02/15/33	1,645,205
2,217,130	6.000%, due 03/15/33	2,203,010
613,174	6.000%, due 04/15/33	609,269
2,454,231	6.000%, due 05/15/33	2,438,601
4,579,934	6.000%, due 09/15/33	4,550,767
5,966,372	6.000%, due 10/15/33	5,928,375
1,604,328	6.000%, due 12/15/33	1,594,111
1,176,812	6.000%, due 01/15/34	1,167,935
1,161,352	6.000%, due 01/20/34	1,149,019
325,807	6.000%, due 02/15/34	323,350
4,521,854	6.000%, due 03/20/34	4,473,834
536,119	6.000%, due 04/20/34	530,426
3,698,132	6.000%, due 05/20/34	3,658,860
214,663	6.000%, due 06/20/34	212,383
1,432,497	6.000%, due 07/20/34	1,417,285
3,542,929	6.000%, due 08/20/34	3,505,305
489,524	6.000%, due 09/15/34	486,287
1,110,970	6.000%, due 10/15/34	1,103,623
3,304,928	6.000%, due 10/20/34	3,269,832
12,131,426	6.000%, due 11/20/34	12,002,597
12,682,211	6.000%, due 12/20/34	12,547,533
3,020,999	6.000%, due 01/20/35	2,986,256
1,163,939	6.000%, due 02/20/35	1,150,553
1,911,802	6.000%, due 03/20/35	1,889,816
610,622	6.000%, due 04/20/35	603,600
631,077	6.000%, due 06/20/35	623,819
165,265	6.250%, due 03/15/28	166,173
203,622	6.250%, due 04/15/28	204,741
129,126	6.340%, due 02/15/29	128,638
337,010	6.500%, due 02/15/22	335,101
344,061	6.500%, due 02/15/26	349,354
324,351	6.500%, due 03/15/28	329,466
211,672	6.500%, due 08/15/28	215,011
2,801,660	6.500%, due 11/15/28	2,845,847
435,826	6.500%, due 07/20/29	440,979
30,849	6.500%, due 05/15/31	31,286
1,709,077	6.500%, due 08/20/31	1,726,892
394,695	6.500%, due 09/15/31	400,289
2,312,100	6.500%, due 01/15/32	2,343,644
1,327,058	6.500%, due 02/15/32	1,345,164
104,878	6.500%, due 04/20/32	105,915
460,478	6.500%, due 07/20/32	465,033
795,863	6.500%, due 08/15/32	806,721
437,004	6.500%, due 12/20/34	440,659
1,623,230	6.500%, due 04/20/36	1,636,438
1,206,608	6.500%, due 05/15/36	1,222,158
154,580	6.650%, due 10/15/14	153,488
225,876	6.750%, due 06/15/13	224,834
10,174	6.750%, due 04/15/14	10,127
28,328	6.750%, due 08/15/28	28,990
450,322	6.750%, due 10/15/28	460,845
61,305	6.750%, due 11/15/28	62,737
1,773,382	6.870%, due 03/15/39	1,808,003
2,113,421	6.900%, due 01/15/32	2,199,589
1,589,952	7.000%, due 07/15/22	1,635,087

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2006 (Unaudited)

Principal Amount		Value
117,805	7.000%, due 09/15/23	121,537
29,348	7.000%, due 12/15/23	30,278
55,409	7.000%, due 04/15/26	57,235
291,704	7.000%, due 01/15/27	301,413
197,359	7.000%, due 11/15/27	203,929
381,638	7.000%, due 07/15/28	393,861
36,457	7.000%, due 07/15/29	37,634
55,854	7.000%, due 10/15/30	57,657
69,542	7.000%, due 05/15/31	71,771
853,715	7.000%, due 06/15/31	881,275
372,171	7.000%, due 09/15/31	384,098
258,549	7.000%, due 11/15/31	266,729
242,973	7.000%, due 12/15/31	250,760
2,659,477	7.000%, due 01/15/32	2,744,295
5,222,379	7.000%, due 02/15/32	5,388,933
3,670,377	7.000%, due 03/15/32	3,787,434
4,842,100	7.000%, due 04/15/32	4,996,527
4,596,294	7.000%, due 05/15/32	4,742,881
2,851,124	7.000%, due 07/15/32	2,942,053
904,891	7.000%, due 06/15/34	926,498
3,278,391	7.150%, due 07/15/36	3,401,207
523,104	7.250%, due 10/15/27	550,424
48,258	7.250%, due 01/15/29	50,106
507,239	7.250%, due 06/15/29	516,917
471,019	7.250%, due 09/15/31	492,280
2,898,705	7.300%, due 08/15/36	2,990,680
765,480	7.500%, due 12/15/19	777,162
110,452	7.500%, due 08/20/27	114,996
318,849	7.500%, due 12/15/28	334,064
282,930	7.500%, due 08/15/29	289,176
472,032	7.500%, due 10/15/30	493,626
50,077	7.500%, due 12/15/30	52,368
182,676	7.500%, due 01/15/31	190,981
252,056	7.500%, due 10/15/31	263,515
166,878	7.500%, due 01/15/32	174,459
410,658	7.500%, due 09/15/32	427,435
4,889,728	7.600%, due 08/15/31	5,081,597
57,685	7.650%, due 12/15/12	58,324
321,082	7.700%, due 08/15/13	325,240
634,663	7.750%, due 06/15/14	642,401
536,116	7.750%, due 09/15/29	551,410
602,826	7.750%, due 10/15/29	620,695
926,732	7.750%, due 03/15/32	929,094
25,635	7.800%, due 05/15/19	26,913
39,768	7.800%, due 07/15/19	41,750
927,604	7.800%, due 01/15/42	974,703
2,058,046	7.875%, due 09/15/29	2,076,777
4,346,601	7.875%, due 11/15/34	4,400,549
1,182,446	7.875%, due 03/15/38	1,191,711
2,052,870	7.875%, due 04/15/38	2,065,759
227,584	8.000%, due 12/15/14	234,460
20,962	8.000%, due 03/20/24	22,135
49,124	8.000%, due 11/15/25	52,155
143,017	8.000%, due 07/15/26	151,938
166,737	8.000%, due 09/15/26	177,137
73,490	8.000%, due 09/20/26	77,706
63,489	8.000%, due 12/15/26	67,449
29,394	8.000%, due 04/15/27	31,223
67,750	8.000%, due 06/15/27	71,967

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2006 (Unaudited)

Principal Amount	Value
109,651	8.000%, due 07/15/27	116,476
27,625	8.000%, due 03/15/28	29,358
1,054,418	8.000%, due 01/15/30	1,063,377
325,581	8.000%, due 05/15/30	329,817
921,525	8.000%, due 10/15/30	933,567
2,424,351	8.000%, due 03/15/35	2,473,529
1,325,210	8.000%, due 01/15/38	1,331,426
455,199	8.000%, due 11/15/38	465,938
44,474	8.050%, due 07/15/19	47,185
19,143	8.050%, due 07/15/20	20,336
27,997	8.050%, due 04/15/21	29,781
432,967	8.100%, due 06/15/12	434,282
604,417	8.100%, due 07/15/12	606,293
4,920,821	8.125%, due 05/15/38	4,982,640
473,418	8.150%, due 12/15/11	475,094
984,712	8.150%, due 04/15/12	988,493
682,313	8.150%, due 09/15/12	685,180
1,184,747	8.150%, due 09/15/15	1,193,070
515,807	8.200%, due 10/15/11	518,011
717,566	8.200%, due 06/15/12	721,107
47,834	8.200%, due 08/15/12	48,077
1,568,931	8.200%, due 09/15/12	1,577,047
194,038	8.200%, due 10/15/12	195,057
740,392	8.200%, due 05/15/13	744,666
38,510	8.250%, due 10/15/24	39,129
677,030	8.250%, due 11/15/35	690,961
457,692	8.250%, due 12/15/37	463,861
834,120	8.250%, due 03/15/41	880,455
46,523	9.000%, due 05/15/16	49,852
58,273	9.000%, due 07/15/16	62,443
701,692	9.000%, due 11/15/27	725,797
1,265,309	9.000%, due 12/15/34	1,310,583
13,509	9.500%, due 11/15/21	14,746
492,778,803

Total U.S. Government Agency Obligations
(Cost $508,344,178)	495,095,897

U.S. TREASURY OBLIGATIONS:	15.2%
U.S. Treasury Bonds:	13.4%
25,000	2.625%, due 11/15/06	24,767
300,000	4.000%, due 02/15/14	278,789
1,868,000	4.250%, due 10/31/07	1,845,308
4,543,000	4.250%, due 08/15/15	4,252,144
100,000	4.375%, due 11/15/08	98,320
35,000,000	4.500%, due 02/15/16	33,310,165
35,000,000	6.250%, due 05/15/30	39,653,915
2,310,000	C	14.000%, due 11/15/11	2,384,805
81,848,213

U.S. Treasury Notes:	1.8%
3,021,000	4.000%, due 08/31/07	2,979,343
6,705,000	4.250%, due 10/15/10	6,491,285
1,000,000	9.250%, due 02/15/16	1,305,586
10,776,214

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of June 30, 2006 (Unaudited)

Principal Amount			Value
	Total U.S. Treasury Obligations
	(Cost $94,562,944)		92,624,427

	Total Long-Term Investments
	(Cost $602,965,401)		587,778,745

SHORT-TERM INVESTMENTS:	3.4%

U.S. TREASURY OBLIGATIONS:	3.4%
	U.S. Treasury Bills:	3.4%
16,000,000	4.560%, due 07/06/06		15,987,849
5,000,000	4.650%, due 09/21/06		4,946,960

	Total U.S. Treasury Obligations
	(Cost $20,935,037)		20,934,809

	Total Investments in Securities
	(Cost $623,900,438)*	99.5%	$608,713,554
	Other Assets and Liabilities-Net	0.5	3,290,156
	Net Assets	100.0%	$612,003,710

Government National Mortgage Association (“GNMA”) manages a program of Mortgage-backed securities in order to attract funds for secondary mortgages and provide liquidity for existing mortgage securities. GNMA is a quasi-government agency.

Federal National Mortgage Association (“FNMA”) purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered, shareholder-owned company.

	Federal Home Loan Mortgage Corporation (“FHLMC”) purchase mortgages from a mortgage originator and holds them as investments in its portfolio, or securitizes them.
	FHLMC is a private organization.
	CMO Collateralized Mortgage Obligations
C	Bond may be called prior to maturity date.
*	Cost for federal income tax purposes is the same as for financial statements purposes.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$1,109,551
	Gross Unrealized Depreciation	(16,296,435)
	Net Unrealized Depreciation	$(15,186,884)

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2006 (Unaudited)

Principal Amount				Value
CORPORATE BONDS/NOTES:			90.3%
		Advertising:	1.7%
$1,400,000	#, C	RH Donnelley Corp., 6.875%, due 01/15/13		$1,295,000
1,700,000	#, C, S	RH Donnelley Corp., 8.875%, due 01/15/16		1,723,375
				3,018,375

		Aerospace/Defense:	1.0%
1,045,000	C	DRS Technologies, Inc., 6.875%, due 11/01/13		1,011,038
670,000	C	L-3 Communications Corp., 7.625%, due 06/15/12		683,400
50,000	C	Sequa Corp., 9.000%, due 08/01/09		53,000
				1,747,438

		Airlines:	0.2%
350,000		American Airlines, Inc., 8.608%, due 04/01/11		363,975
				363,975

		Apparel:	1.5%
750,000	C	Levi Strauss & Co., 10.258%, due 04/01/12		766,875
630,000	C	Phillips-Van Heusen, 8.125%, due 05/01/13		647,325
1,215,000	C	Russell Corp., 9.250%, due 05/01/10		1,277,269
				2,691,469

		Auto Manufacturers:	1.3%
1,050,000		Ford Motor Co., 7.450%, due 07/16/31		763,875
1,790,000	C	General Motors Corp., 8.375%, due 07/15/33		1,449,900
				2,213,775

		Auto Parts & Equipment:	1.7%
1,025,000	C	Accuride Corp., 8.500%, due 02/01/15		989,125
725,000	C	Lear Corp., 5.750%, due 08/01/14		594,500
810,000	C	Tenneco, Inc., 8.625%, due 11/15/14		812,025
675,000	C	Visteon Corp., 8.250%, due 08/01/10		634,500
				3,030,150

		Building Materials:	1.9%
995,000	@@, C	Ainsworth Lumber Co., Ltd., 6.750%, due 03/15/14		761,175
675,000	C	Goodman Global Holding Co., Inc., 7.875%, due 12/15/12		648,000
205,000	C	Goodman Global Holding Co., Inc., 8.329%, due 06/15/12		206,025
625,000	C	Interline Brands, Inc., 8.125%, due 06/15/14		626,563
970,000	C	Ply Gem Industries, Inc., 9.000%, due 02/15/12		887,550
150,000		Quality Home Brands Holding, 13.250%, due 06/23/13		151,500
				3,280,813

		Chemicals:	5.2%
745,000	C	Equistar Chemicals LP, 10.625%, due 05/01/11		803,669
1,000,000	@@, #, C	Ineos Group Holdings PLC, 8.500%, due 02/15/16		941,250
2,040,000	C, S	Lyondell Chemical Co., 9.625%, due 05/01/07		2,080,800
1,840,000	@@, C, S	Nova Chemicals Corp., 6.500%, due 01/15/12		1,702,000
1,775,000	@@, C, S	Nova Chemicals Corp., 8.405%, due 11/15/13		1,770,563
935,000	C	PolyOne Corp., 8.875%, due 05/01/12		943,181
851,000	C	Rockwood Specialties Group, Inc., 10.625%, due 05/15/11		913,761
				9,155,224

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2006 (Unaudited)

Principal Amount				Value
		Commercial Services:	2.2%
660,000	#, C	Avis Budget Car Rental, LLC, 7.625%, due 05/15/14		643,500
465,000	#, C	Avis Budget Car Rental, LLC, 7.750%, due 05/15/16		448,725
770,000	C	Corrections Corp. of America, 7.500%, due 05/01/11		779,625
615,000	#, C	Hertz Corp., 8.875%, due 01/01/14		633,450
1,560,000	C	United Rentals North America, Inc., 7.000%, due 02/15/14		1,433,250
				3,938,550

		Computers:	0.7%
1,250,000	#, C	Solar Capital Corp., 9.125%, due 08/15/13		1,303,125
				1,303,125

		Diversified Financial Services:	5.5%
1,205,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21		1,263,931
685,000	C	BCP Crystal US Holdings Corp., 9.625%, due 06/15/14		746,650
1,330,000		General Motors Acceptance Corp., 5.125%, due 05/09/08		1,274,693
620,000		General Motors Acceptance Corp., 6.125%, due 02/01/07		617,531
950,000		General Motors Acceptance Corp., 6.875%, due 09/15/11		907,419
1,930,000	C, S	Jostens IH Corp., 7.625%, due 10/01/12		1,881,750
870,000	#, C	Rainbow National Services, LLC, 8.750%, due 09/01/12		917,850
950,000	C	Universal City Florida Holding Co. I/II, 10.239%, due 05/01/10		985,625
1,050,000	C	Vanguard Health Holding Co. II, LLC, 9.000%, due 10/01/14		1,052,625
				9,648,074

		Electric:	5.1%
495,000	#, C	AES Corp., 8.750%, due 05/15/13		532,125
460,000	C	AES Corp., 8.875%, due 02/15/11		485,300
1,240,000	C	CMS Energy Corp., 7.500%, due 01/15/09		1,261,700
660,000	C	CMS Energy Corp., 8.500%, due 04/15/11		691,350
1,258,752	C	Homer City Funding, LLC, 8.734%, due 10/01/26		1,403,508
1,825,000	C, S	Midwest Generation, LLC, 8.300%, due 07/02/09		1,853,516
1,665,000	#, C, S	Mirant North America, LLC, 7.375%, due 12/31/13		1,615,050
1,180,000	C	NRG Energy, Inc., 7.250%, due 02/01/14		1,153,450
				8,995,999

		Electronics:	0.5%
265,000	@@, C	Celestica, Inc., 7.625%, due 07/01/13		258,375
280,000	@@, C	Celestica, Inc., 7.875%, due 07/01/11		276,500
280,000	C	Sanmina-SCI Corp., 8.125%, due 03/01/16		274,400
				809,275

		Entertainment:	4.0%
1,325,000	C	AMC Entertainment, Inc., 11.000%, due 02/01/16		1,424,375
1,325,000	C	American Casino and Entertainment, 7.850%, due 02/01/12		1,334,938
820,000	C	Marquee, Inc., 8.625%, due 08/15/12		846,650
1,635,000	C, S	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12		1,647,263
490,000	#, C	Pokagon Gaming Authority, 10.375%, due 06/15/14		508,988
1,230,000	C	Warner Music Group, 7.375%, due 04/15/14		1,199,250
				6,961,464

		Environmental Control:	1.0%
680,000	C	Allied Waste North America, Inc., 8.500%, due 12/01/08		707,200
635,000	C	Waste Services, Inc., 9.500%, due 04/15/14		644,525
475,000	#, C	WCA Waste Corp., 9.250%, due 06/15/14		482,125
				1,833,850

		Food:	1.3%
980,000	C	Albertson’s, Inc., 7.500%, due 02/15/11		973,209
295,000		Smithfield Foods, Inc., 7.750%, due 05/15/13		290,575
1,030,000	C	Stater Brothers Holdings, 8.125%, due 06/15/12		1,022,275
				2,286,059

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2006 (Unaudited)

Principal Amount				Value
		Forest Products & Paper:	3.4%
660,000	@@, C	Abitibi-Consolidated, Inc., 6.000%, due 06/20/13		537,900
1,278,000	@@, C	Abitibi-Consolidated Finance LP, 7.875%, due 08/01/09		1,230,075
1,135,000	C	Appleton Papers, Inc., 8.125%, due 06/15/11		1,152,025
920,000	@@, C	Domtar, Inc., 7.875%, due 10/15/11		869,400
740,000	C	Georgia-Pacific Corp., 7.750%, due 11/15/29		680,800
375,000	C	NewPage Corp., 10.000%, due 05/01/12		390,000
840,000	C	NewPage Corp., 12.000%, due 05/01/13		873,600
530,000	@@, C	Tembec Industries, Inc., 7.750%, due 03/15/12		272,950
				6,006,750

		Healthcare - Products:	1.0%
1,805,000	C, S	VWR International, Inc., 8.000%, due 04/15/14		1,762,131
				1,762,131

		Healthcare - Services:	3.2%
990,000	C	Community Health Systems, Inc., 6.500%, due 12/15/12		944,213
1,015,000	C	DaVita, Inc., 7.250%, due 03/15/15		979,475
720,000	C	HCA, Inc., 6.375%, due 01/15/15		670,715
1,030,000	C	HCA, Inc., 7.875%, due 02/01/11		1,057,328
1,080,000	C	Psychiatric Solutions, Inc., 7.750%, due 07/15/15		1,062,450
530,000	C	Tenet Healthcare Corp., 6.375%, due 12/01/11		475,675
430,000	C	Tenet Healthcare Corp., 9.875%, due 07/01/14		432,150
				5,622,006

		Holding Companies - Diversified:	0.5%
850,000	C	Atlantic Broadband Finance, LLC, 9.375%, due 01/15/14		803,250
				803,250

		Home Builders:	2.1%
1,010,000	C	Standard-Pacific Corp., 6.500%, due 08/15/10		951,925
1,150,000	C	Stanley-Martin Communities, LLC, 9.750%, due 08/15/15		989,000
995,000	C	Technical Olympic USA, Inc., 9.000%, due 07/01/10		972,613
765,000	C	Technical Olympic USA, Inc., 10.375%, due 07/01/12		738,225
				3,651,763

		Home Furnishings:	0.5%
795,000	C	Norcraft Finance Corp., 9.000%, due 11/01/11		812,888
				812,888

		Household Products/Wares:	1.2%
925,000	C	American Achievement Corp., 8.250%, due 04/01/12		915,750
280,000	C	Playtex Products, Inc., 8.000%, due 03/01/11		291,200
1,155,000	+, C	Visant Holding Corp., 3.200%, due 12/01/13		912,450
				2,119,400

		Iron/Steel:	0.2%
445,000	C	California Steel Industries, Inc., 6.125%, due 03/15/14		413,850
				413,850

		Leisure Time:	0.9%
1,005,000	@@, C	NCL Corp., 10.625%, due 07/15/14		992,438
375,000	@@	Royal Caribbean Cruises Ltd., 7.500%, due 10/15/27		361,510
265,000	@@	Royal Caribbean Cruises Ltd., 8.000%, due 05/15/10		278,382
				1,632,330

		Lodging:	3.1%
1,580,000	C, S	Aztar Corp., 7.875%, due 06/15/14		1,678,750
490,000	#, C	French Lick Resorts & Casino Corp., 10.750%, due 04/15/14		471,625
2,100,000	S	MGM Mirage, 6.284%, due 04/25/10		2,088,072

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2006 (Unaudited)

Principal Amount				Value
875,000	C	Station Casinos, Inc., 6.500%, due 02/01/14		818,125
480,000	C	Wynn Las Vegas, LLC, 6.625%, due 12/01/14		454,800
				5,511,372

		Media:	12.8%
995,000	C	Cablevision Systems Corp., 8.000%, due 04/15/12		986,294
1,160,000	C	CBD Media, Inc., 8.625%, due 06/01/11		1,160,000
1,125,000	C	CCH I, LLC, 11.000%, due 10/01/15		990,000
1,145,000	C	Charter Communications Holdings, LLC, 8.625%, due 04/01/09		887,375
540,000	+, C	Charter Communications Holdings, LLC, 9.920%, due 04/01/11		321,300
1,740,000	#, C, S	Charter Communications Operating, LLC, 8.000%, due 04/30/12		1,740,000
1,375,000	#, C	Charter Communications Operating, LLC, 8.375%, due 04/30/14		1,383,594
570,000		CSC Holdings, Inc., 7.625%, due 04/01/11		572,850
1,015,000		CSC Holdings, Inc., 7.625%, due 07/15/18		1,009,925
2,410,000	S	CSC Holdings, Inc., 8.125%, due 07/15/09		2,464,225
1,324,000	C	Dex Media Finance, 9.875%, due 08/15/13		1,441,498
495,000	C	Dex Media, Inc., 8.000%, due 11/15/13		499,950
2,300,000	C, S	Echostar DBS Corp., 5.750%, due 10/01/08		2,254,000
1,270,000	+, C	Houghton Mifflin Co., 2.570%, due 10/15/13		1,054,100
585,000	C	Houghton Mifflin Co., 8.250%, due 02/01/11		595,238
985,000	#, C	Houghton Mifflin Co., 12.031%, due 05/15/11		960,375
995,000	+, C	Insight Communications Co., Inc., 12.250%, due 02/15/11		1,054,700
885,000	C	LIN Television Corp., 6.500%, due 05/15/13		811,988
540,000	#, C	Paxson Communications Corp., 11.757%, due 01/15/13		544,050
1,225,000	C	Primedia, Inc., 10.545%, due 05/15/10		1,257,156
460,000	C	Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12		469,200
				22,457,818

		Metal Fabricate/Hardware:	0.5%
920,000	C	Trimas Corp., 9.875%, due 06/15/12		846,400
				846,400

		Oil & Gas:	2.4%
295,000	C	Energy Partners Ltd., 8.750%, due 08/01/10		285,413
875,000	#, C	Hilcorp Energy I LP, 9.000%, due 06/01/16		885,938
695,000	C	Newfield Exploration Co., 6.625%, due 09/01/14		665,463
1,445,000	C	Parker Drilling Co., 9.981%, due 09/01/10		1,481,125
880,000	#, C	PetroHawk Energy Corp., 9.125%, due 07/15/13		880,000
				4,197,939

		Oil & Gas Services:	1.0%
750,000	C	Hanover Equipment Trust, 8.750%, due 09/01/11		776,250
1,030,000	#, C	RathGibson, Inc., 11.250%, due 02/15/14		1,066,050
				1,842,300

		Packaging & Containers:	0.6%
610,000	C	Graham Packaging Co., Inc., 8.500%, due 10/15/12		600,850
465,000	C	Graphic Packaging International Corp., 8.500%, due 08/15/11		466,163
				1,067,013

		Pipelines:	2.3%
970,000	C	El Paso Corp., 6.950%, due 12/15/07		977,275
530,000	C	El Paso Corp., 7.625%, due 08/01/10		541,925
1,080,000	C	Southern Natural Gas Co., 8.000%, due 03/01/32		1,121,370
185,000	#, C	Targa Resources, Inc., 8.500%, due 11/01/13		179,450
1,260,000	C	Transcontinental Gas Pipe LN, 7.250%, due 12/01/26		1,233,225
				4,053,245

		Real Estate Investment Trust:	0.7%
1,205,000	C	Felcor Lodging LP, 9.570%, due 06/01/11		1,247,175
				1,247,175

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2006 (Unaudited)

Principal Amount				Value
		Retail:	4.3%
260,000	#, C	Autonation, Inc., 7.507%, due 04/15/13		260,000
1,005,000	#, C	Bon-Ton Stores, Inc., 10.250%, due 03/15/14		937,163
705,000	C	Dominos, Inc., 8.250%, due 07/01/11		734,963
515,000	C	General Nutrition Centers, Inc., 8.500%, due 12/01/10		500,838
1,205,000	C	General Nutrition Centers, Inc., 8.625%, due 01/15/11		1,212,531
1,210,000	C	GSC Holdings Corp., 8.000%, due 10/01/12		1,216,050
1,765,000	#, C, S	Neiman-Marcus Group, Inc., 9.000%, due 10/15/15		1,853,250
930,000	#, C	NPC International, Inc., 9.500%, due 05/01/14		904,425
				7,619,220

		Semiconductors:	0.5%
905,000	@@, C	STATS ChipPAC Ltd., 7.500%, due 07/19/10		884,638
				884,638

		Software:	0.4%
615,000	#, C	Serena Software, Inc., 10.375%, due 03/15/16		619,613
				619,613

		Telecommunications:	13.9%
535,000	C	American Tower Corp., 7.125%, due 10/15/12		536,338
720,000	C	American Tower Corp., 7.250%, due 12/01/11		739,800
645,000	C	Centennial Communications Corp., 10.000%, due 01/01/13		641,775
1,295,000	C	Centennial Communications Corp., 10.125%, due 06/15/13		1,369,463
1,540,000	C	Cincinnati Bell, Inc., 8.375%, due 01/15/14		1,524,600
830,000	C	Citizens Communications Co., 9.000%, due 08/15/31		844,525
1,070,000	C	Citizens Communications Co., 9.250%, due 05/15/11		1,155,600
255,000	C	Dobson Communications Corp., 9.757%, due 10/15/12		258,188
1,125,000	C	Dobson Communications Corp., 9.875%, due 11/01/12		1,192,500
2,579,000	C, S	Insight Midwest LP/Insight Capital, Inc., 10.500%, due 11/01/10		2,701,503
1,275,000	@@, #, C	Intelsat Bermuda Ltd., 11.250%, due 06/15/16		1,313,250
2,895,000	@@, C, S	Intelsat Ltd., 5.250%, due 11/01/08		2,735,775
555,000	@@, C	Intelsat Ltd., 6.500%, due 11/01/13		424,575
1,250,000	@@, C	Intelsat Ltd., 8.625%, due 01/15/15		1,259,375
260,000	C	LCI International, Inc., 7.250%, due 06/15/07		260,650
650,000	@@, #, C	Nordic Telephone Co. Holdings ApS, 8.875%, due 05/01/16		671,125
860,000	#, C	PanAmSat Corp., 9.000%, due 06/15/16		877,200
3,650,000	C, S	Qwest Capital Funding, Inc., 6.375%, due 07/15/08		3,613,486
445,000	C	Qwest Capital Funding, Inc., 7.000%, due 08/03/09		439,438
250,000	C	Qwest Corp., 7.500%, due 02/15/14		245,000
465,000		Qwest Corp., 8.579%, due 06/15/13		494,063
310,000	@@, C	Rogers Wireless, Inc., 7.250%, due 12/15/12		313,875
225,000	C	Rural Cellular Corp., 8.250%, due 03/15/12		232,031
200,000	C	Rural Cellular Corp., 9.875%, due 02/01/10		206,750
475,000	C	Valor Telecommunications Enterprises, LLC/Finance Corp., 7.750%, due 02/15/15		492,813
				24,543,698

		Total Corporate Bonds/Notes
		(Cost $160,908,303)		158,992,414

Shares				Value

COMMON STOCK:			1.6%

		Agriculture:	0.0%
17,906	@, I, X	North Atlantic Trading Co.		$18
				18

		Investment Companies:	0.8%
191,500	@	ING Prime Rate Trust		1,342,415
				1,342,415

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2006 (Unaudited)

Shares					Value
		Media:	0.8%
45,800	@	Comcast Corp.			1,499,492
					1,499,492

		Telecommunications:	0.0%
264	@, @@	Completel Europe NV			6,910
2,350	@, I, X	Jordan Telecommunications			50,807
15	@	Mpower Holding Corp.			28
					57,745

		Total Common Stock
		(Cost $2,814,345)			2,899,670

PREFERRED STOCK:			0.0%

		Media:	0.0%
107		ION Media Networks, Inc.			9,205
					9,205

		Total Preferred Stock
		(Cost $8,676)			9,205

WARRANTS:			0.1%

		Building Materials:	0.0%
3,100	#, I, X	Dayton Superior Corp.			31
					31

		Commercial Services:	0.0%
92,950	I, X	Comforce Corp.			930
					930

		Telecommunications:	0.1%
580		American Tower Corp.			254,623
500	@@, #, I, X	GT Group Telecom, Inc.			—
					254,623

		Total Warrants
		(Cost $47,403)			255,584

		Total Long-Term Investments
		(Cost $163,778,727)			162,156,873

Principal
Amount					Value
SHORT-TERM INVESTMENT:			8.2%

		Repurchase Agreement:	8.2%
$14,354,000		Goldman Sachs Repurchase Agreement dated 06/30/06, 5.230%, due 07/03/06, $14,360,256 to be received upon repurchase (Collateralized by $14,529,000 Federal National Mortgage Association, 4.625%, market value plus accrued interest $14,641,715, due 01/15/08)			$14,354,000

		Total Short-Term Investments
		(Cost $14,354,000)			14,354,000

		Total Investments in Securities
		(Cost $178,132,727)*		100.2%	$176,510,873
		Other Assets and Liabilities-Net		(0.2)	(438,492)
		Net Assets		100.0%	$176,072,381

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of June 30, 2006 (Unaudited)

@	Non-income producing security
@@	Foreign Issuer
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $178,198,394.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$1,583,265
	Gross Unrealized Depreciation	(3,270,786)
	Net Unrealized Depreciation	$(1,687,521)

Pursuant to guidelines adopted by the Fund’s Board, the following securities held in the ING High Yield Bond Fund have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 10% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
		Acquisition			of
Security	Shares	Date	Cost	Value	Net Assets
Comforce Corp.	92,950	12/23/98	$—	$930	—%
Dayton Superior Corp.	3,100	08/10/00	—	31	—
GT Group Telecom, Inc.	500	03/19/03	—	—	—
Jordan Telecommunications	2,350	01/31/00	—	50,807	0.03
North Atlantic Trading Co.	17,906	03/26/04	210,181	18	—
			$257,584	$306,409	0.03%

Information concerning the Credit Default Swap Agreement outstanding at June 30, 2006 is shown below:

	Termination Date	Notional Market Value	Unrealized Loss

Dow Jones CDX.NA.HY.5 Index Counterparty: Goldman Sachs International	12/20/10	$6,402,000	$(21,772)
			$(21,772)

Information concerning open future contracts at June 30, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Loss

U.S. 2 Year Treasury Note	153	$31,025,533	09/29/06	$(117,904)
				$(117,904)

Short Contracts	No. of Contracts	Notional Market Value	Expiration Date

U.S. 5 Year Treasury Note	139	$(14,373,469)	09/29/06	$89,438
				$89,438

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund(1)	as of June 30, 2006 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT:		7.7%
$7,000,000		Barclays Bank PLC, 5.200%, due 08/24/06	$7,000,000
750,000		Deutsche Bank, 5.350%, due 02/14/07	748,207
1,500,000		Wells Fargo Bank NA, 5.263%, due 07/24/06	1,499,977

		Total Certificates of Deposit
		(Cost $9,248,184)	9,248,184

COLLATERALIZED MORTGAGE OBLIGATION:		0.8%
1,000,000	@@, #, C	Cheyne High Grade ABS CDO Ltd., 5.180%, due 11/10/06	1,000,000

		Total Collateralized Mortgage Obligation
		(Cost $1,000,000)	1,000,000

COMMERCIAL PAPER:		36.9%
4,339,000		ANZ National International, 5.150%, due 04/04/07	4,227,914
4,000,000		Barton Capital Corp., 5.300%, due 07/03/06	3,998,822
400,000		Caisse, 5.110%, due 07/19/06	398,978
4,000,000		Cargill Global Funding, 5.300%, due 07/03/06	3,998,822
1,455,000		Citigroup Funding, Inc., 5.330%, due 07/17/06	1,451,553
1,964,000		Concord Minutemen Capital Co., LLC, 5.410%, due 08/21/06	1,958,883
500,000		Credit Suisse, 5.250%, due 07/03/06	499,854
4,000,000		Danske Corp., 5.400%, due 07/05/06	3,997,600
1,700,000		Dexia Delaware, LLC, 5.325% 8/7/06	1,690,696
700,000		HBOS Tresury Services PLC, 5.350%, due 8/15/06	695,319
250,000		IXIS, 5.080%, due 01/04/07	243,403
3,959,000		Old Line Funding, LLC, 5.280%, due 08/02/06	3,951,416
3,312,000		Rabobank USA Finance, 5.280%, due 07/03/06	3,311,028
4,000,000		Societe Generale NA, Inc., 5.280%, due 07/03/06	3,998,827
3,500,000		St. Germain Holdings Ltd., 5.290%, due 08/01/06	3,486,628
1,294,000		Tulip Funding Corp., 5.180%, due 10/24/06	1,272,369
1,000,000		Tulip Funding Corp., 5.360%, due 07/31/06	995,533
4,267,000		Yorktown Capital, LLC, 5.140%, due 7/11/06	4,262,116

		Total Commercial Paper
		(Cost $44,439,761)	44,439,761

CORPORATE BONDS/NOTES:		33.2%
1,600,000		Allstate Life Global Funding Trusts, 5.447%, due 09/22/06	1,599,804
2,000,000		American General Finance Corp., 5.100%, due 04/05/07	2,001,284
1,000,000	#	American General Finance Corp., 5.229%, due 07/13/07	999,982
1,000,000	@@, #, C	American Honda Finance Corp., 5.216%, due 09/18/06	1,000,000
1,200,000		Bear Stearns Cos., Inc., 5.228%, due 01/16/07	1,200,942
500,000		Bear Stearns Cos., Inc., 5.381%, due 07/27/07	500,000
690,000		Bear Stearns Cos., Inc., 5.416%, due 01/15/07	690,976
1,500,000		Bear Stearns Cos., Inc., 5.429%, due 09/15/06	1,500,722
2,000,000		BNP Paribas SA, 5.286%, due 01/26/07	2,000,000
2,000,000		Credit Suisse USA, Inc., 5.670%, due 02/15/07	2,006,147
1,900,000		Dexia Credit, 5.069%, due 11/06/06	1,899,532
1,500,000	#	Goldman Sachs Group LP, 5.299%, due 07/13/07	1,500,296
1,000,000	I	Goldman Sachs Group, Inc., 5.190%, due 05/11/07	1,000,000
2,500,000		HSBC Finance Corp., 5.414%, due 03/01/07	2,539,328
800,000		Merrill Lynch & Co., Inc., 5.148%, due 07/09/07	800,786
3,000,000		Merrill Lynch & Co., Inc., 5.320%, due 07/27/07	3,000,000
2,000,000	#, I	Money Market Trust, 5.274%, due 07/10/07	2,000,262
1,205,000		Morgan Stanley, 5.226%, due 11/09/06	1,205,144
1,000,000	C	Morgan Stanley, 5.456%, due 04/01/07	1,002,416
4,000,000	@@, C	Royal Bank of Scotland Group PLC, 3.950%, due 04/27/07	3,951,700

PORTFOLIO OF INVESTMENTS
ING Institutional Prime Money Market Fund(1)	as of June 30, 2006 (Unaudited)

Principal Amount				Value
1,250,000		State Street Bank & Trust Co., 5.206%, due 12/11/06		1,249,661
500,000		Svenska Handelsbanken, 5.207%, due 09/20/06		499,920
5,000,000		Toyota Motor Credit Corp., 5.276%, due 04/26/07		5,000,000
885,000	C	United Health Group, Inc., 5.413%, due 01/17/07		883,871

		Total Corporate Bonds/Notes
		(Cost $40,032,773)		40,032,773

REPURCHASE AGREEMENT:		21.5%
$25,979,000		Deutche Bank Repurchase Agreement
		dated 06/30/06, 5.180%, due 07/03/06,
		$25,990,214 to be received upon repurchase
		(Collateralized by $29,042,000 Federal Home
		Loan Mortgage Corporation, 5.625%, market value
		plus accrued interest $26,499,119, due 11/23/35)		25,979,000

		Total Repurchase Agreement
		(Cost $25,979,000)		25,979,000

		Total Investments in Securities
		(Cost $120,699,718)*	100.1%	$120,699,718
		Other Assets and Liabilities-Net	(0.1)	(85,266)
		Net Assets	100.0%	$120,614,452

(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in an effective marurity of one year or less. Rate Shown reflects current rate.

ABS	Asset-Backed Securities
CDO	Collateralized Debt Obligations
@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

I	Illiquid security
*	Cost for federal income tax purposes is the same as for financial statement purposes.

Pursuant to guidelines adopted by the Fund’s Board, the following securities held in the ING Institutional Prime Money Market Fund have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 10% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
	Principal	Acquisition			of
Security	Amount	Date	Cost	Value	Net Assets
Goldman Sachs Group, Inc., 5.190%, due 05/11/07	1,000,000	04/11/06	$1,000,000	$1,000,000	0.83%
Money Market Trust, 5.274%, due 07/10/07	2,000,000	08/31/05	2,000,262	2,000,262	1.66
			$3,000,262	$3,000,262	2.49%

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2006 (Unaudited)

Principal Amount				Value
CORPORATE BONDS/NOTES:		29.7%
		Airlines:	0.1%
$494,505			Continental Airlines, Inc., 8.312%, due 04/02/11	$469,017
421,424	L		United Airlines, Inc., 6.602%, due 09/01/13	423,188
				892,205

		Auto Manufacturers:	0.2%
1,814,000	C		General Motors Corp., 8.375%, due 07/15/33	1,469,340
				1,469,340

		Banks:	8.3%
2,925,000			American Express Centurion Bank, 5.460%, due 07/19/07	2,929,221
2,930,000	@@, C, L		Australia & New Zealand Banking Group Ltd., 5.400%, due 10/29/49	2,559,039
754,000	@@, #, C		Banco do Brasil Cayman, 7.950%, due 12/31/49	697,450
1,309,034	@@, #		Banco Itau SA/Cayman Islands, 5.356%, due 09/20/08	1,303,798
1,878,000	@@		Banco Santander Chile SA, 7.375%, due 07/18/12	2,011,064
1,060,000	@@, C		Bank of Ireland, 5.674%, due 12/29/49	937,728
1,180,000	@@, C		Bank of Nova Scotia, 5.125%, due 08/21/85	1,006,282
540,000	@@		Bank of Scotland, 5.563%, due 11/30/49	469,800
177,000	C		BankAmerica Capital II, 8.000%, due 12/15/26	185,393
710,000	@@, C		Barclays Bank PLC, 5.750%, due 12/31/49	635,400
4,530,000	@@, C, L		Barclays Bank PLC, 6.278%, due 12/15/49	3,954,781
2,000,000	@@, C		BNP Paribas, 5.185%, due 09/29/49	1,739,280
843,000	C		Chase Capital I, 7.670%, due 12/01/26	879,498
1,861,000	@@, #, C		Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	1,699,981
1,000,000	@@, #, C		Danske Bank A/S, 5.914%, due 12/29/49	965,484
1,490,000	@@, C		Den Norske Bank ASA, 5.125%, due 08/29/49	1,251,600
230,000	@@, C		Den Norske Creditbank, 5.500%, due 11/29/49	207,071
1,638,000	#, C		Dresdner Funding Trust I, 8.151%, due 06/30/31	1,830,848
858,000	#, C		First Chicago NBD Institutional Capital A, 7.950%, due 12/01/26	895,736
3,822,000	@@, #, C		HBOS PLC, 5.375%, due 11/29/49	3,625,098
3,010,000	@@, C		HSBC Bank PLC, 5.663%, due 06/29/49	2,550,975
2,390,000	@@, C, L		HSBC Bank PLC, 5.875%, due 06/29/49	2,043,450
6,000,000	@@		KAUP Bank, 6.600%, due 12/28/15	5,557,200
2,370,000	@@, C		Lloyds TSB Bank PLC, 5.080%, due 08/29/49	2,062,348
230,000	@@, C		Lloyds TSB Bank PLC, 5.438%, due 11/29/49	204,525
61,000	C		M&I Capital Trust A, 7.650%, due 12/01/26	63,561
1,684,000	C		Mellon Capital I, 7.720%, due 12/01/26	1,759,042
1,420,000	@@, C		Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	1,489,190
1,090,000	@@, C		National Australia Bank Ltd., 5.400%, due 10/29/49	949,313
320,000	@@, C		National Westminster Bank PLC, 5.375%, due 11/29/49	272,835
1,882,000	#, C		Rabobank Capital Funding II, 5.260%, due 12/29/49	1,768,487
910,000	#, C		Rabobank Capital Funding Trust, 5.254%, due 12/31/49	835,251
1,563,000	C		RBS Capital Trust I, 5.512%, due 09/30/49	1,459,517
1,924,000	@@, #, C		Resona Bank Ltd., 5.850%, due 09/29/49	1,793,282
4,560,000	@@, C, L		Royal Bank of Scotland Group PLC, 5.750%, due 12/29/49	3,970,460
1,090,000	@@, C		Societe Generale, 5.395%, due 11/29/49	945,154
5,150,000	@@, C, L		Standard Chartered PLC, 5.550%, due 11/29/49	4,338,875
3,210,000	@@, C, L		Standard Chartered PLC, 5.688%, due 07/29/49	2,664,300
520,000	@@, C		Standard Chartered PLC, 5.730%, due 01/29/49	431,600
2,000,000	@@, C		Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	2,072,134
1,520,000			Suntrust Bank, 5.304%, due 09/14/07	1,519,878
4,120,000	C		Wachovia Capital Trust III, 5.800%, due 12/31/49	4,002,094
1,250,000	@@, C		Westpac Banking Corp., 5.275%, due 09/30/49	1,073,620
1,101,000	@@, #, C		Westpac Capital Trust IV, 5.256%, due 12/29/49	1,024,640
3,551,000	@@, #, C, L		Woori Bank, 6.125%, due 05/03/16	3,508,157
				78,144,440

		Beverages:	0.3%
1,849,000	@@		Cia Brasileira de Bebidas, 8.750%, due 09/15/13	2,045,456
1,080,000	@@		Diageo Capital PLC, 5.590%, due 04/20/07	1,081,036
				3,126,492

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2006 (Unaudited)

Principal Amount				Value
		Chemicals:	0.6%
720,000		Stauffer Chemical, 6.020%, due 04/15/10		576,828
1,230,000		Stauffer Chemical, 6.360%, due 04/15/18		594,213
1,510,000		Stauffer Chemical, 8.620%, due 04/15/17		776,789
3,646,000	L	Union Carbide Corp., 7.750%, due 10/01/96		3,654,652
				5,602,482

		Commercial Services:	0.4%
3,846,000	C	Tulane University of Louisiana, 5.970%, due 11/15/12		3,865,230
				3,865,230

		Diversified Financial Services:	8.5%
527,000	@@, #, I	Alpine III, 5.720%, due 08/16/14		528,169
527,000	@@, #, I	Alpine III, 6.120%, due 08/16/14		528,523
789,000	@@, #, I	Alpine III, 7.920%, due 08/16/14		793,324
1,348,000	@@, #, I	Alpine III, 11.170%, due 08/16/14		1,384,191
467,000	#, C	Army Hawaii Family Housing Trust Certificates, 5.524%, due 06/15/50		431,148
344,000	#, C	Army Hawaii Family Housing Trust Certificates, 5.624%, due 06/15/50		318,348
3,135,343	#	Astoria Depositor Corp., 7.902%, due 05/01/21		3,204,869
5,426,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21		5,691,359
1,726,439	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11		1,704,858
2,360,000	@@, #, C	BTM Curacao Holdings NV, 4.760%, due 07/21/15		2,267,379
1,712,000	C	Citigroup Capital II, 7.750%, due 12/01/36		1,778,532
2,340,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26		2,445,967
2,930,000		Countrywide Financial Corp., 5.566%, due 12/19/07		2,933,091
2,930,000		Countrywide Financial Corp., 5.670%, due 04/11/07		2,933,079
3,678,000	#	Farmer Mac Guaranteed Notes Trust 2006-1, 4.875%, due 01/14/11		3,578,910
1,245,000	@@, C	Financiere CSFB NV, 5.625%, due 03/29/49		1,061,363
1,805,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13		1,734,289
1,713,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31		2,075,363
1,366,000	C	JPM Capital Trust I, 7.540%, due 01/15/27		1,419,778
1,509,000	C	JPM Capital Trust II, 7.950%, due 02/01/27		1,582,321
3,486,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33		3,334,488
1,921,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09		1,845,808
4,450,000		Merrill Lynch & Co., Inc., 5.238%, due 08/24/07		4,450,868
44	@@	Nordea Kredit Realkreditaktieselskab, 6.000%, due 07/01/29		8
1,296,000	@@, C	Paribas, 5.563%, due 12/31/49		1,142,822
829,333	@@, C	Petroleum Export Ltd., 4.623%, due 06/15/10		811,451
1,195,376	@@, #, C	Petroleum Export Ltd./Cayman SPV, 5.265%, due 06/15/11		1,159,892
2,902,041	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15		2,903,361
4,991,535	#	Piper Jaffray Equipment Trust Securities, 7.000%, due 09/10/13		4,941,620
986,000	#, C	Southern Star Central Corp., 6.750%, due 03/01/16		951,490
1,500,000,000	@@	Takefuji Corp., 1.000%, due 03/01/34		6,621,811
8,795,153	#	Toll Road Investment, 18.600%, due 02/15/45		1,061,118
1,200,000	#, C	Twin Reefs Pass-Through Trust, 6.345%, due 12/10/49		1,200,054
2,098,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49		2,212,889
1,085,000	#, C	Wachovia Capital Trust V, 7.965%, due 06/01/27		1,142,191
4,098,000	#, C	ZFS Finance USA Trust I, 6.150%, due 12/15/65		3,929,908
4,709,000	@@, #, C	ZFS Finance USA Trust I, 6.450%, due 12/15/65		4,315,949
				80,420,589

		Electric:	2.7%
2,191,608	C	CE Generation, LLC, 7.416%, due 12/15/18		2,248,005
3,938,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15		4,342,826
1,825,000	C	Entergy Gulf States, Inc., 5.120%, due 08/01/10		1,752,814
2,373,000	C	FirstEnergy Corp., 6.450%, due 11/15/11		2,417,290
2,785,000	C	FirstEnergy Corp., 7.375%, due 11/15/31		2,996,763
830,438	#, C	Juniper Generation, 6.790%, due 12/31/14		790,665
1,345,000	@@, +	Korea Electric Power Corp., 0.610%, due 04/01/96		780,100
1,327,000	#, C	Nevada Power Co., 5.950%, due 03/15/16		1,264,359
1,263,000	C	NorthWestern Corp., 5.875%, due 11/01/14		1,243,698
1,175,000	C	Potomac Edison Co., 5.000%, due 11/01/06		1,176,289
857,000	#	Power Contract Financing, LLC, 6.256%, due 02/01/10		857,453
356,274		PPL Montana, LLC, 8.903%, due 07/02/20		390,589

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2006 (Unaudited)

Principal Amount				Value
2,632,000	#, C	Sierra Pacific Power Co., 6.000%, due 05/15/16		2,515,513
466,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12		460,325
2,468,000	C	Southern Co. CAP Trust I, 8.190%, due 02/01/37		2,590,894
				25,827,583

		Energy - Alternate Sources:	0.2%
2,287,406		Salton SEA Funding, 7.840%, due 05/30/10		2,356,245
				2,356,245

		Food:	0.1%
467,000	C	Delhaize America, Inc., 8.050%, due 04/15/27		457,816
692,000	C	Delhaize America, Inc., 8.125%, due 04/15/11		731,225
				1,189,041

		Gas:	0.3%
2,715,000	#, C	Southern Star Central Gas Pipeline, Inc., 6.000%, due 06/01/16		2,650,519
				2,650,519

		Home Builders:	0.4%
2,285,000		D.R. Horton, Inc., 5.625%, due 09/15/14		2,097,365
910,000	C, L	K Hovnanian Enterprises, Inc., 6.250%, due 01/15/16		793,975
955,000	#, C, L	Technical Olympic USA, Inc., 8.250%, due 04/01/11		895,313
				3,786,653

		Insurance:	1.0%
3,521,000	@@, C, L	Aegon NV, 5.798%, due 12/31/49		2,949,938
2,191,000	L	AON Capital Trust, 8.205%, due 01/01/27		2,369,674
817,000	#, C	North Front Pass-Through, 5.810%, due 12/15/24		778,026
3,101,000	#, C	Zurich Capital Trust I, 8.376%, due 06/01/37		3,278,849
				9,376,487

		Leisure Time:	0.7%
3,606,000	@@	Royal Caribbean Cruises, 7.000%, due 06/15/13		3,591,316
2,676,000	@@	Royal Caribbean Cruises, 7.250%, due 06/15/16		2,663,329
				6,254,645

		Media:	0.6%
1,369,000	C, L	Comcast Corp., 5.650%, due 06/15/35		1,165,672
1,211,000	#, C	Viacom, Inc., 5.750%, due 04/30/11		1,190,700
2,989,000	#, C	Viacom, Inc., 6.250%, due 04/30/16		2,906,800
				5,263,172

		Mining:	0.5%
1,792,000	C	Southern Copper Corp., 7.500%, due 07/27/35		1,719,836
2,479,000	@@	Vale Overseas Ltd., 8.250%, due 01/17/34		2,686,616
				4,406,452

		Oil & Gas:	1.1%
1,898,000	C	Amerada Hess Corp., 7.300%, due 08/15/31		2,017,272
1,193,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14		1,092,622
796,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12		822,852
2,087,000	@@, #, C, L	Pemex Project Funding Master Trust, 6.625%, due 06/15/35		1,891,344
2,402,000	@@, #	Pemex Project Funding Master Trust, 6.629%, due 06/15/10		2,458,447
2,123,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20		1,983,026
				10,265,563

		Pharmaceuticals:	0.2%
1,867,000	C, L	AmerisourceBergen Corp., 5.625%, due 09/15/12		1,792,320
502,000	#, C	AmerisourceBergen Corp., 5.875%, due 09/15/15		475,645
				2,267,965

		Pipelines:	0.9%
4,067,000	#, C, I	Cameron Highway Oil Pipeline, 5.860%, due 12/15/17		3,859,583
1,705,000	C	Kinder Morgan Finance Co. ULC, 5.350%, due 01/05/11		1,572,409
906,000	#, C	Northwest Pipeline Corp., 7.000%, due 06/15/16		904,868
1,262,000	#, C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16		1,214,675

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2006 (Unaudited)

Principal Amount				Value
907,000	#, C		Williams Partners Finance Corp., 7.500%, due 06/15/11	913,803
				8,465,338

		Real Estate:	0.2%
1,646,000	C		EOP Operating LP, 7.750%, due 11/15/07	1,687,282
				1,687,282

		Real Estate Investment Trusts:	0.6%
386,000	C		Liberty Property LP, 6.375%, due 08/15/12	393,293
1,578,000	C		Liberty Property LP, 7.750%, due 04/15/09	1,649,365
1,390,000	C		Simon Property Group LP, 4.875%, due 03/18/10	1,341,773
2,179,000	C		Simon Property Group LP, 6.375%, due 11/15/07	2,188,773
				5,573,204

		Retail:	0.2%
1,859,000	C		May Department Stores Co., 3.950%, due 07/15/07	1,823,105
				1,823,105

		Savings & Loans:	0.1%
1,238,000	C		Great Western Financial, 8.206%, due 02/01/27	1,301,243
				1,301,243

		Telecommunications:	1.2%
1,721,000	C		AT&T Corp., 8.000%, due 11/15/31	1,981,668
3,329,000	@@, C, L		Telefonica Emisones SAU, 6.421%, due 06/20/16	3,328,138
2,423,000	@@, C		Telefonica Emisones SAU, 7.045%, due 06/20/36	2,429,210
4,697,000	C		Verizon Global Funding Corp., 5.850%, due 09/15/35	4,099,330
				11,838,346

		Transportation:	0.3%
3,026,000	C		BNSF Funding Trust I, 6.613%, due 12/15/55	2,850,326
				2,850,326

			Total Corporate Bonds/Notes
			(Cost $288,289,779)	280,703,947

U.S. GOVERNMENT AGENCY OBLIGATIONS:		34.5%

		Federal Home Loan Bank:	1.9%
9,375,000			4.750%, due 08/17/07	9,299,550
4,695,000	C		5.100%, due 03/06/08	4,666,332
4,465,000	L		5.375%, due 07/18/11	4,447,774
				18,413,656

		Federal Home Loan Mortgage Corporation:	10.6%
4,756,000			4.000%, due 08/17/07	4,679,281
1,570,861	C, S		4.500%, due 12/15/16	1,529,844
3,422,000	C, S		4.500%, due 02/15/20	3,077,843
9,437,000	L		4.875%, due 02/17/09	9,318,509
4,932,292	C, S		5.000%, due 08/15/16	4,783,641
869,000	C, S		5.000%, due 05/15/20	816,668
3,706,726	C, S		5.000%, due 08/15/21	3,627,908
3,513,000	C, S		5.000%, due 04/15/23	3,278,550
641,273	C, S		5.042%, due 04/01/35	617,909
4,749,000			5.125%, due 04/18/08	4,721,988
4,647,000	C		5.150%, due 01/24/11	4,563,851
2,300,095	C, S		5.220%, due 06/01/35	2,214,547
5,693,000	L		5.250%, due 04/18/16	5,579,436
9,430,000	C		5.500%, due 04/24/09	9,390,771
2,000,000	W		5.500%, due 07/17/18	1,961,876
1,986,220	C, S		5.500%, due 11/15/18	1,975,169
10,023,017	C, S		5.500%, due 08/15/20	9,281,290
7,814,000	W		5.500%, due 07/15/34	7,506,324
467,665	C, S		5.719%, due 02/15/32	470,452
2,000,000	C		5.750%, due 05/11/11	1,992,478
3,932,000	C, S		5.750%, due 06/27/16	3,939,447
3,516,000			5.875%, due 03/21/11	3,547,683
8,168,591	C, S		6.000%, due 01/15/29	8,162,855

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2006 (Unaudited)

Principal Amount				Value
993,296	C	6.019%, due 04/15/32		1,008,599
2,432,000	W	6.500%, due 08/15/34		2,442,640
10,142	C, S	7.500%, due 11/01/28		10,525
				100,500,084

		Federal National Mortgage Association:	21.4%
9,480,000		3.875%, due 07/15/08		9,197,287
2,866,000	L	4.250%, due 09/15/07		2,824,990
68,000	W	4.500%, due 07/15/19		64,281
105,000	W	4.500%, due 07/15/35		95,156
1,895,349	C, S	4.605%, due 08/01/35		1,831,931
4,710,000		4.750%, due 08/10/07		4,672,518
1,584,259	C, S	4.750%, due 12/25/42		1,568,367
2,237,912	C, S	4.802%, due 08/01/35		2,162,344
847,000	W	5.000%, due 08/15/19		815,238
103,000	W	5.000%, due 07/18/21		99,202
3,656,870	C, S	5.000%, due 02/25/29		3,567,155
56,493,000	W	5.000%, due 08/15/34		52,785,647
5,066,351	C, S	5.000%, due 08/01/35		4,740,521
975,242	C, S	5.000%, due 10/01/35		912,521
1,291,593	C, S	5.090%, due 07/01/35		1,250,577
3,345,846	C, S	5.157%, due 09/01/35		3,257,926
9,442,000		5.250%, due 08/01/12		9,237,260
1,131,343	C, S	5.290%, due 08/01/35		1,094,099
6,450,000	W	5.500%, due 07/15/19		6,331,075
2,099,027	C, S	5.500%, due 11/01/32		2,025,883
11,447,929	C, S	5.500%, due 11/01/33		11,048,226
33,373,000	W	5.500%, due 08/13/34		32,038,080
446,204	C, S	5.769%, due 04/18/28		449,716
55,620	C, S	5.835%, due 12/25/29		55,767
498,490		5.835%, due 10/25/33		500,084
505,425	C, S	5.935%, due 01/25/32		504,514
66,497	C, S	6.000%, due 08/01/16		66,759
5,674	C, S	6.000%, due 12/01/16		5,697
205,809	C, S	6.000%, due 03/01/17		206,620
1,834,115	C, S	6.000%, due 09/01/17		1,841,697
132,247	C, S	6.000%, due 11/01/17		132,768
5,103,000	W	6.000%, due 07/15/20		5,122,136
13,038,000	W	6.000%, due 08/15/20		13,074,663
4,245,942	C, S	6.000%, due 07/25/29		4,249,454
2,385,000	C, S	6.000%, due 04/25/31		2,397,648
955,208	C, S	6.000%, due 08/01/33		940,612
12,721,000	W	6.000%, due 07/15/34		12,522,234
42,245	C, S	6.500%, due 07/01/29		42,688
197,086	C, S	6.500%, due 08/01/29		199,153
573,090	C, S	6.500%, due 04/01/30		579,102
2,501	C, S	6.500%, due 06/01/31		2,525
477,962	C, S	6.500%, due 07/01/31		483,136
10,791	C, S	6.500%, due 09/01/31		10,893
263,831	C, S	6.500%, due 11/01/31		266,320
137,844	C, S	6.500%, due 04/01/32		139,103
68,756	C, S	6.500%, due 07/01/32		69,384
191,146	C, S	6.500%, due 08/01/32		192,893
143,868	C, S	6.500%, due 11/01/32		145,183
213,855	C, S	6.500%, due 01/01/33		215,810
99,351	C, S	6.500%, due 02/01/33		100,129
1,652,000	W	6.500%, due 07/15/33		1,660,775
608,659	C, S	6.500%, due 12/01/33		613,423
137,219	C, S	7.000%, due 01/01/30		140,477
5,578	C, S	7.000%, due 03/01/30		5,720
295,112	S	7.000%, due 06/01/31		302,657
1,120,874	S	7.000%, due 08/01/35		1,147,190
1,820	C, S	7.500%, due 09/01/30		1,886
21,678	C, S	7.500%, due 10/01/30		22,466
98,702	S	7.500%, due 02/01/32		102,360
447,808	C, S	7.500%, due 12/25/41		460,211
921,524	C, S	7.500%, due 01/25/48		947,872
				201,542,009

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2006 (Unaudited)

Principal Amount				Value
		Government National Mortgage Association:	0.6%
11,652	S		4.375%, due 04/20/28	11,669
4,693,000			5.625%, due 06/13/16	4,643,925
1,227			6.500%, due 03/15/31	1,245
18,307	S		6.500%, due 08/15/31	18,566
48,445	S		6.500%, due 10/15/31	49,132
23,609	C, S		6.500%, due 11/15/31	23,943
20,714	C, S		6.500%, due 07/15/32	20,997
149,223	S		6.500%, due 09/15/32	151,259
74,908	S		7.000%, due 04/15/26	77,377
30,031	S		7.000%, due 05/15/32	30,988
90,821	S		7.500%, due 12/15/22	94,926
6,005	S		7.500%, due 10/15/26	6,291
25,265	S		7.500%, due 07/15/29	26,432
131			7.500%, due 11/15/30	137
20,326	S		7.500%, due 12/15/30	21,256
37,806	S		7.500%, due 12/15/31	39,534
64,472	S		7.500%, due 05/15/32	67,400
				5,285,077

			Total U.S. Government Agency Obligations
			(Cost $330,137,356)	325,740,826

U.S. TREASURY OBLIGATIONS:		11.5%

		U.S. Treasury Bond:	2.9%
8,209,000	L		5.375%, due 02/15/31	8,353,306
8,658,000	L		6.000%, due 02/15/26	9,381,082
8,378,000	L		6.250%, due 08/15/23	9,242,643
				26,977,031

		U.S. Treasury Note:	8.2%
9,400,000			2.000%, due 01/15/16	9,116,335
14,275,000	L		2.375%, due 04/15/11	14,439,061
27,370,000	L		4.875%, due 05/15/09	27,192,533
6,116,000			5.125%, due 06/30/08	6,114,092
12,276,000			5.125%, due 06/30/11	12,294,230
8,319,000	L		5.125%, due 05/15/16	8,311,854
				77,468,105

		U.S. Treasury STRIP:	0.4%
3,406,487	S		2.317%, due 02/17/29	176,403
1,059,128	S		2.881%, due 06/16/31	73,970
6,772,000			5.310%, due 05/15/16	4,061,202
				4,311,575

			Total U.S. Treasury Obligations
			(Cost $109,571,745)	108,756,711

ASSET-BACKED SECURITIES:		5.3%

		Automobile Asset-Backed Securities:	1.0%
285,198	S		Capital Auto Receivables Asset Trust, 2.750%, due 04/16/07	284,617
200,000	S		Capital One Auto Finance Trust, 3.180%, due 09/15/10	196,427
193,000	S		Capital One Prime Auto Receivables Trust, 5.010%, due 11/15/11	190,161
1,691,000	S		Carmax Auto Owner Trust, 4.210%, due 01/15/10	1,662,512
204,000	S		Daimler Chrysler Auto Trust, 3.490%, due 12/08/08	201,923
572,673	S		Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	562,815
917,000	S		Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	887,654
80,453	S		Household Automotive Trust, 2.310%, due 04/17/08	80,397
1,066,407	S		Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	1,045,623
769,952	S		Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08	760,370
1,965,000	S		Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	1,931,957
1,667,000	S		Nissan Auto Receivables Owner Trust, 4.740%, due 09/15/09	1,646,914
131,445	S		USAA Auto Owner Trust, 2.040%, due 02/16/10	130,457
				9,581,827

		Credit Card Asset-Backed Securities:	1.0%
560,000	S		Bank One Issuance Trust, 4.540%, due 09/15/10	549,992

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2006 (Unaudited)

Principal Amount				Value
530,000	S		Capital One Master Trust, 4.900%, due 03/15/10	527,287
800,000	S		Citibank Credit Card Issuance Trust, 3.100%, due 03/10/10	768,662
2,583,000	S		Citibank Credit Card Issuance Trust, 4.850%, due 02/10/11	2,538,842
44,000	S		Citibank Credit Card Issuance Trust, 6.875%, due 11/16/09	44,760
2,429,000	S		Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	2,449,452
1,282,000	S		Citibank Credit Card Master Trust I, 6.050%, due 01/15/10	1,293,475
193,000	S		Discover Card Master Trust I, 5.150%, due 10/15/09	192,533
322,000	C, S		MBNA Credit Card Master Note Trust, 4.900%, due 07/15/11	317,544
589,000	C, S		MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	595,397
				9,277,944

		Home Equity Asset-Backed Securities:	1.1%
346,660	C		Bayview Financial Acquisition Trust, 5.900%, due 09/28/43	347,040
78,000	+, S		Centex Home Equity, 4.140%, due 03/25/28	76,927
594,364	C, S		Freddie Mac Structured Pass-Through Securities, 5.635%, due 05/25/31	594,697
175,603	C, S		Freddie Mac Structured Pass-Through Securities, 5.685%, due 01/25/32	175,712
260,949	C, S		GMAC Mortgage Corp. Loan Trust, 5.615%, due 12/25/20	261,153
4,851,000	C		GSAA Trust, 5.242%, due 06/25/34	4,760,376
82,265	C, S		Merrill Lynch Mortgage Investors, Inc., 5.745%, due 07/25/34	82,498
82,338	C, S		New Century Home Equity Loan Trust, 5.945%, due 07/25/30	82,403
90,000	C		Nissan Auto Receivables Owner Trust, 4.160%, due 08/25/34	89,057
638,000	+, C, S		Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	629,279
820,000	+, C, S		Renaissance Home Equity Loan Trust, 4.723%, due 11/25/35	808,041
698,000	+, S		Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	692,859
223,699	C, S		Residential Asset Securities Corp., 5.685%, due 06/25/32	223,894
984,000	C, S		Wells Fargo Home Equity Trust, 3.970%, due 09/25/24	972,648
				9,796,584

		Other Asset Backed Securities:	2.2%
58,803	C, S		Amortizing Residential Collateral Trust, 5.885%, due 05/25/32	58,922
288,000	C, S		Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	287,990
906	C		Chase Funding Mortgage Loan, 2.734%, due 09/25/24	904
15,000	C, S		Chase Funding Mortgage Loan, 4.045%, due 05/25/33	14,711
465,134	C, S		Chase Funding Mortgage Loan, 5.685%, due 07/25/33	466,567
951,000	C		Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	934,672
1,331,000	+, S		Credit-Based Asset Servicing and Securitization, 5.501%, due 12/25/36	1,320,530
1,355,000	C		Equity One ABS, Inc., 5.050%, due 09/25/33	1,324,973
1,210,382	C, S		Fannie Mae Grantor Trust, 5.525%, due 04/25/35	1,212,427
82,422	C, S		Fannie Mae Grantor Trust, 5.585%, due 11/25/32	82,450
2,495,903	S		Lehman XS Trust, 5.665%, due 08/25/35	2,504,079
3,450,961	C		Long Beach Mortgage Loan Trust, 5.715%, due 01/25/36	3,462,896
3,846,000	S		Merrill Lynch Mortgage Investors, Inc., 5.585%, due 01/25/37	3,849,213
989,000	+, S		Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	982,463
524,000	S		Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	519,977
524,000	S		Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	514,101
698,000	S		Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	687,268
1,000,000	S		Residential Asset Mortgage Products, Inc., 5.655%, due 07/25/35	1,002,566
43,871	S		Residential Asset Mortgage Products, Inc., 5.695%, due 06/25/33	43,956
1,644,969	+, S		Structured Asset Securities Corp., 6.000%, due 03/25/34	1,640,262
				20,910,927

			Total Asset-Backed Securities
			(Cost $50,141,277)	49,567,282

COLLATERALIZED MORTGAGE OBLIGATIONS:		24.8%

		Commercial Mortgage-Backed Securities:	6.4%
110,000	S		Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	103,269
1,609,000	S		Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	1,520,534
6,262,000	C, S		Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	6,043,425
1,114,000	C, S		Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	1,074,815
2,130,000	C, S		Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	2,078,909
2,210,000	C, S		Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	2,106,343
270,000	C, S		Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	275,051
1,524,000	S		Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	1,456,393
321,000	S		Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	304,206
1,527,000	S		Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	1,474,373
696,000	S		Bear Stearns Commercial Mortgage Securities, 4.565%, due 07/11/42	659,556

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2006 (Unaudited)

Principal Amount				Value
672,000	S	Capco America Securitization Corp., 6.260%, due 10/15/30		680,284
456,000	S	Capco America Securitization Corp., 6.460%, due 10/15/30		464,054
1,950,000	S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31		2,038,453
440,000	S	Citigroup Commercial Mortgage Trust, 5.721%, due 03/15/49		441,471
1,093,000	S	Commercial Mortgage Pass-Through Certificates, 3.600%, due 03/10/39		1,042,108
420,000	S	Credit Suisse Mortgage Capital Certificates, 4.991%, due 06/15/38		411,600
946,815	S	CS First Boston Mortgage Securities Corp., 3.727%, due 03/15/35		900,012
451,000	S	CS First Boston Mortgage Securities Corp., 4.321%, due 01/15/37		424,831
975,000	S	CS First Boston Mortgage Securities Corp., 4.801%, due 03/15/36		920,806
646,000	S	CS First Boston Mortgage Securities Corp., 5.183%, due 11/15/36		627,146
688,000	S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32		714,519
1,878,367	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39		1,824,724
698,000	C, S	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38		665,486
483,000	C, S	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39		463,514
645,123	C, S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38		643,982
500,000	C	Greenwich Capital Commercial Funding Corp., 6.032%, due 07/10/38		503,594
479,238	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.200%, due 07/12/35		460,128
1,700,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42		1,622,868
1,586,667	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37		1,525,237
220,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.834%, due 04/15/45		220,796
4,263,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.857%, due 10/12/35		4,273,676
440,000	C, S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.862%, due 04/15/45		441,892
866,000	C, S	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29		825,289
225,000	C, S	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30		214,861
255,000	C, S	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29		240,576
289,000	C, S	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29		281,622
1,010,000	S	LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30		972,361
420,000	C, S	LB-UBS Commercial Mortgage Trust, 5.741%, due 06/15/32		421,247
2,961,000	C, S	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26		3,002,237
1,703,000	C, S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26		1,793,722
981,000	C, S	Merrill Lynch Mortgage Trust, 4.892%, due 02/12/42		940,451
425,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.439%, due 02/12/39		419,534
1,320,000	C, S	Morgan Stanley Capital I, 4.827%, due 06/12/47		1,260,745
3,470,000	C, S	Morgan Stanley Capital I, 5.007%, due 01/14/42		3,344,964
389,142	C, S	Morgan Stanley Capital I, 7.020%, due 03/15/32		398,734
1,967,599	C, S	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30		1,983,851
1,038,000	C, S	Nomura Asset Securities Corp., 6.690%, due 03/15/30		1,082,526
3,612,903	C, S	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36		3,409,007
400,000	C, S	Salomon Brothers Mortgage Securities VII, 7.520%, due 12/18/09		420,789
420,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.726%, due 06/15/45		419,984
420,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.935%, due 06/15/45		421,985
				60,262,540

		Whole Loan Collateralized Mortgage Obligations:	18.4%
460,061	C, S	ABN Amro Mortgage Corp., 5.885%, due 03/25/18		459,995
9,048,957	C, S	American Home Mortgage Investment Trust, 5.675%, due 11/25/45		9,087,742
4,524,479	C, S	American Home Mortgage Investment Trust, 5.825%, due 11/25/45		4,558,977
6,257,446	C, S	Banc of America Funding Corp., 5.277%, due 09/20/35		6,035,991
3,023,743	C, S	Banc of America Funding Corp., 5.750%, due 09/20/34		2,911,072
1,092,791	C, S	Banc of America Mortgage Securities, 5.250%, due 11/25/19		1,060,745
845,478	C, S	Banc of America Mortgage Securities, 5.500%, due 11/25/33		821,265
2,156,079	C, S	Banc of America Mortgage Securities, 5.500%, due 06/25/35		2,132,552
1,044,767	C, S	Bank of America Alternative Loan Trust, 6.500%, due 04/25/36		1,040,672
7,103,409	C, S	Bank of America Alternative Loan Trust, 6.500%, due 05/25/36		7,085,667
1,429,949	C, S	Bear Stearns Alt-A Trust, 5.705%, due 07/25/34		1,432,330
10,463,982	C, S	Bear Stearns Asset-Backed Securities, Inc., 5.715%, due 11/25/35		10,474,207
296,611	C, S	Citicorp Mortgage Securities, Inc., 5.835%, due 03/25/33		297,639
1,497,220	C, S	Citigroup Mortgage Loan Trust, Inc., 5.505%, due 02/25/35		1,498,598
7,378,530	C, S	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35		7,308,818
7,831,028	C, S	Countrywide Alternative Loan Trust, 5.408%, due 10/25/35		7,591,266
3,348,778	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25		3,314,406
414,238	C, S	Countrywide Alternative Loan Trust, 5.500%, due 07/25/35		416,400
755,749	C, S	Countrywide Alternative Loan Trust, 5.685%, due 02/25/35		756,510
86,255	C, S	Countrywide Alternative Loan Trust, 5.785%, due 02/25/33		86,477
901,250	C, S	Countrywide Alternative Loan Trust, 5.935%, due 04/25/33		907,199
1,818,313	C, S	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36		1,818,515
4,595,744	C, S	Countrywide Home Loan Mortgage Pass-Through Trust, 5.480%, due 02/25/35		4,625,156
655,603	C, S	Countrywide Home Loan Mortgage Pass-Through Trust, 5.885%, due 04/25/18		659,728

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2006 (Unaudited)

Principal Amount				Value
6,902,413	C, S		First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	6,701,969
569,738	C, S		First Horizon Asset Securities, Inc., 5.397%, due 10/25/35	557,904
1,768,133	C, S		GMAC Mortgage Corp. Loan Trust, 4.603%, due 10/19/33	1,702,669
4,243,981	C, S		GMAC Mortgage Corp. Loan Trust, 5.259%, due 03/18/35	4,093,784
785,345	#, C		GSMPS Mortgage Loan Trust, 5.735%, due 01/25/35	789,202
708,188	C, S		GSR Mortgage Loan Trust, 5.500%, due 06/25/35	707,632
1,510,820	C, S		Harborview Mortgage Loan Trust, 5.720%, due 01/19/35	1,517,162
786,464	C, S		Homebanc Mortgage Trust, 5.815%, due 08/25/29	788,443
375,671	C, S		JP Morgan Alternative Loan Trust, 5.518%, due 01/25/36	371,536
4,311,997	C, S		MASTR Adjustable Rate Mortgages Trust, 5.369%, due 06/25/35	4,132,803
2,955,412	C, S		MASTR Alternative Loans Trust, 5.500%, due 01/25/20	2,916,721
232,815	C, S		MASTR Alternative Loans Trust, 6.500%, due 05/25/33	233,478
679,459	C, S		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	688,943
2,338,419	C, S		MASTR Seasoned Securities Trust, 5.785%, due 10/25/32	2,342,796
2,283,968	C, S		MLCC Mortgage Investors, Inc., 5.615%, due 04/25/29	2,286,776
1,480,415	C, S		MLCC Mortgage Investors, Inc., 5.705%, due 10/25/28	1,480,479
782,085	C, S		MLCC Mortgage Investors, Inc., 5.705%, due 01/25/29	783,231
5,941,868	C, S		Residential Accredit Loans, Inc., 5.500%, due 05/25/34	5,466,792
6,366,387	C, S		Residential Accredit Loans, Inc., 5.500%, due 08/25/35	6,403,072
3,696,582	C, S		Residential Accredit Loans, Inc., 5.750%, due 04/25/35	3,711,020
647,816	C, S		Residential Funding Mortgage Sec I, 5.785%, due 11/25/17	649,642
863,491	C, S		Sequoia Mortgage Trust, 5.648%, due 01/20/35	865,079
268,696	C, S		Sequoia Mortgage Trust, 5.688%, due 11/20/33	268,937
1,353,576	C, S		Structured Adjustable Rate Mortgage Loan Trust, 5.695%, due 07/25/35	1,360,252
2,166,959	C, S		Structured Asset Mortgage Investments, Inc., 5.610%, due 04/19/35	2,171,360
7,528,654	C, S		Structured Asset Mortgage Investments, Inc., 6.397%, due 12/27/35	7,655,646
1,037,733	C, S		Thornburg Mortgage Securities Trust, 5.735%, due 12/25/33	1,039,975
3,622,119	C, S		Thornburg Mortgage Securities Trust, 5.755%, due 09/25/34	3,637,607
8,347,382	C, S		Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	8,272,535
928,597	C, S		Washington Mutual MSC Mortgage Pass-Through Certificates, 5.885%, due 01/25/18	929,998
9,625	C, S		Washington Mutual MSC Mortgage Pass-Through Certificates, 5.985%, due 03/25/33	9,634
6,514,169	C, S		Washington Mutual, Inc., 5.629%, due 01/25/36	6,316,744
1,408,084	C, S		Washington Mutual, Inc., 5.635%, due 01/25/45	1,410,343
1,099,527	C, S		Washington Mutual, Inc., 5.695%, due 01/25/45	1,105,450
1,396,945	C, S		Washington Mutual, Inc., 5.733%, due 06/25/44	1,401,240
2,386,242	C, S		Washington Mutual, Inc., 5.785%, due 08/25/45	2,401,947
2,054,368	C, S		Washington Mutual, Inc., 6.000%, due 06/25/34	2,008,788
2,160,000	C, S		Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 08/25/18	1,997,549
6,776,186	C, S		Wells Fargo Mortgage-Backed Securities Trust, 5.388%, due 08/25/35	6,559,269
				174,120,334

			Total Collateralized Mortgage Obligations
			(Cost $239,809,387)	234,382,874

OTHER BONDS:		0.3%

		Sovereign:	0.3%
1,173,000	@@		Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	1,096,536
1,224,000	@@, L		Mexico Government International Bond, 6.750%, due 09/27/34	1,193,400
				2,289,936

			Total Other Bonds
			(Cost $2,492,419)	2,289,936

MUNICIPAL BONDS:		0.7%

		Municipal:	0.7%
285,000	C		City of New York, 5.000%, due 04/01/35	288,602
1,925,000	C		City of San Diego, 7.125%, due 06/01/32	1,919,726
4,510,000	C		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	4,496,560
				6,704,888

			Total Municipal Bonds
			(Cost $6,726,317)	6,704,888

Shares			Value
PREFERRED STOCK:	2.0%

	Banks:	0.5%
448	DG Funding Trust		$ 4,729,200
			4,729,200

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2006 (Unaudited)

Shares					Value
		Diversified Financial Services:	0.5%
142,000		Merrill Lynch & Co., Inc.			3,517,340
41,975		National Rural Utilities Cooperative Finance Corp.			915,895
					4,433,235

		Insurance:	0.8%
125,557	@@	Aegon NV			2,943,056
48,306	@@	Aegon NV - Series 1			1,219,727
126,650		Metlife, Inc.			3,119,390
					7,282,173

		Real Estate Investment Trusts:	0.2%
103,025		Duke Realty Corp.			2,529,264
					2,529,264

		Total Preferred Stock
		(Cost $19,637,196)			18,973,872

WARRANTS:		0.0%
		Telecommunications:	0.0%
20		American Tower Corp.			8,780

		Total Warrants
		(Cost $1,502)			8,780

		Total Long-Term Investments
		(Cost $1,046,806,978)			$ 1,027,129,116

Principal
Amount					Value

SHORT-TERM INVESTMENTS:		17.6%

		Repurchase Agreement:	5.3%
$ 49,529,000		Morgan Stanley Repurchase Agreement dated 06/30/06,
		5.200%, due 07/03/06, $49,550,463 to be received upon
		repurchase (Collateralized by $51,090,000 Various U.S.
		Government Agency Obligations, 0.000%-5.500%,
		market value plus accrued interest $50,783,069,
		due 09/06/06-07/03/08)			$ 49,529,000

		Total Repurchase Agreement
		(Cost $49,529,000)			49,529,000

		Securities Lending CollateralCC:	12.3%
116,439,762		The Bank of New York Institutional Cash Reserve Fund			116,439,762

		Total Securities Lending Collateral
		(Cost $116,439,762)			116,439,762

		Total Short-Term Investments
		(Cost $165,968,762)			165,968,762

		Total Investments in Securities
		(Cost $1,212,775,740)*		126.4%	$ 1,193,097,878
		Other Assets and Liabilities-Net		(26.4)	(249,241,448)
		Net Assets		100.0%	$ 943,856,430

@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of June 30, 2006 (Unaudited)

cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
MASTR	Mortgage Asset Securitization Transaction, Inc.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $1,214,920,304.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$ (117,645)
	Gross Unrealized Depreciation	(21,704,781)
	Net Unrealized Depreciation	$ (21,822,426)

Pursuant to guidelines adopted by the Fund’s Board, the following securities held in the ING Intermediate Bond Fund have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 10% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
	Principal	Acquisition			of
Security	Amount	Date	Cost	Value	Net Assets
Alpine III, 5.720%, due 08/16/14	527,000	08/04/04	$527,216	$528,169	0.06%
Alpine III, 6.120%, due 08/16/14	527,000	08/04/04	527,216	528,523	0.06
Alpine III, 7.920%, due 08/16/14	789,000	08/04/04	796,925	793,324	0.08
Alpine III, 11.170%, due 08/16/14	1,348,000	08/16/04	1,365,013	1,384,191	0.15
Cameron Highway Oil Pipeline, 5.860%, due 12/15/17	4,067,000	12/05/05	4,067,000	3,859,583	0.41
			$7,283,370	$7,093,790	0.76%

Information concerning open future contracts at June 30, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market	Expiration Date	Unrealized
		Value		Loss
U.S. 2 Year Treasury Note	789	160,587,554	09/29/2006	(593,140)
U.S. 5 Year Treasury Note	261	27,169,649	09/29/2006	(180,618)
				$(773,758)

Short Contracts	No. of Contracts	Notional Market	Expiration Date	Unrealized Gain
		Value
U.S. 10 Year Treasury Note	290	(30,553,644)	09/20/2006	144,424
U.S. Long Bond	165	(17,696,534)	09/20/2006	98,253
				$242,677

Information concerning the Credit Default Swap Agreements outstanding at June 30, 2006 is shown below:

	Termination Date	Notional Market Value	Unrealized Gain (Loss)

Georgia Pacific Counterparty: Citibank NA	12/20/10	$531,000	$(21,904)
Dow Jones CDX.NA.IG.6 Index Counterparty: USB AG	06/20/11	$26,488,800	$(35,664)
Dow Jones CDX.NA.HY.6 Index Counterparty: Morgan Stanley Capital Services, Inc.	06/20/11	$2,655,000	$5,755
Dow Jones CDX.NA.HY.6 Index Counterparty: Morgan Stanley Capital Services, Inc.	06/20/11	$2,655,000	$(12,432)
Dow Jones CDX.NA.HY.6 Index Counterparty: UBS AG	06/20/11	$2,655,000	$(46,839)
Dow Jones CDX.NA.HY.6 Index Counterparty: Morgan Stanley Capital Services, Inc.	06/20/11	$2,655,000	$(10,518)
Windstream Counterparty: Citibank NA	09/20/11	$1,292,000	$(7,095)
Windstream Counterparty: USB AG	09/20/11	$1,327,500	$(7,986)
			$(136,683)

Information concerning the Interest Rate Swap Agreement outstanding at June 30, 2006 is shown below:

	Termination Date	Notional Market Value	Unrealized Gain

Receive a floating rate based on 6-month USD-LIBOR plus 2.255% on $6,934,305 and pay a fixed rate to 1.000% on Y1,500,000,000 upon termination of the contract, receive $6,934,305 and pay Y1,500,000,000.	03/01/34	$6,934,305	$434,276
			$434,276

PORTFOLIO OF INVESTMENTS
ING National Tax-Exempt Bond Fund	as of June 30, 2006 (Unaudited)

Principal Amount				Rating (1)	Value

MUNICIPAL BONDS:		97.4%

		Arizona:	3.7%
$1,000,000	C	Maricopa County Unified School District, 4.750%, due 07/01/19		Aaa/AAA	$1,021,980
					1,021,980

		California:	9.9%
1,000,000	C	Clovis Public Financing Authority, 5.000%, due 08/01/26		Aaa/NR	1,024,540
1,000,000		Pleasant Valley School District, 5.850%, due 08/01/31		Aaa/AAA	1,164,587
500,000	C	San Marcos Califonia Public Facility Authority Tax Allocation Reserve, 5.000%, due 08/01/21		Aaa/AAA	513,935
					2,703,062

		Colorado:	5.7%
500,000	C	Colorado Health Facilities Authority, 5.350%, due 08/01/15		A3/AAA	510,555
1,000,000	C	Interlocken Metropolitan District, 5.750%, due 12/15/19		NR/AA	1,055,900
					1,566,455

		Connecticut:	2.0%
520,000	C	Connecticut State Development Authority SPL Obligation, 5.000%, due 10/15/23		Aaa/AAA	536,884
					536,884

		Florida:	8.0%
250,000	C	City of Tallahassee, 6.375%, due 12/01/30		Baa2/NR	264,228
100,000	C	County of Orange, 5.250%, due 10/01/23		Aaa/AAA	106,493
500,000	C	Florida State Board of Education, 5.750%, due 06/01/22		Aa1/AAA	534,810
750,000	C	Gulf Breeze, 5.050%, due 12/01/20		Aaa/AAA	784,058
500,000	C	Tampa Housing Authority, 4.650%, due 07/01/22		NR/AAA	495,270
					2,184,859

		Illinois:	8.3%
1,250,000	C	De Kalb-Ogle Etc Counties Community College District No. 523, 5.750%, due 02/01/11		Aaa/NR	1,323,563
1,000,000	C	Illinois Finance Authority, 5.000%, due 08/15/24		NR/NR	955,620
					2,279,183

		Massachussetts:	0.5%
115,000	C	Massachusetts Health & Educational Facilities Authority, 6.500%, due 07/01/21		Baa2/BBB	124,213
					124,213

		New Hampshire:	2.7%
740,000	C	New Hampshire Housing Finance Authority, 4.850%, due 07/01/26		Aaa/NR	731,875
					731,875

		New Mexico:	1.9%
500,000	C	New Mexico Finance Authority, 5.000%, due 04/01/16		Aaa/AAA	523,105
					523,105

		New York:	13.5%
780,000		Albany Industrial Development Agency, 7.750%, due 01/01/10		NR/NR	845,021
1,000,000	C	City of New York, 5.000%, due 08/01/24		A1/AA-	1,017,130
1,000,000	C	New York State Dormitory Authority, 5.500%, due 07/01/15		Aaa/AAA	1,067,200
775,000	C	Westchester County Industrial Development Agency, 4.750%, due 07/01/20		NR/A	751,479
					3,680,830

		Nevada:	7.8%
1,000,000	C	County of Clark, 5.000%, due 06/01/32		Aaa/AAA	1,014,480
1,100,000	C	Washoe County, 6.300%, due 12/01/14		Aaa/AAA	1,121,670
					2,136,150

PORTFOLIO OF INVESTMENTS
ING National Tax-Exempt Bond Fund	as of June 30, 2006 (Unaudited)

Principal Amount				Rating (1)	Value
		North Carolina:	3.8%
295,000	C	New Hanover County, 5.750%, due 11/01/12		Aa2/AA	318,836
710,000	C	Raleigh, North Carolina Certificates, 5.000%, due 02/01/24		Aa2/AA+	725,130
					1,043,966

		North Dakota:	1.0%
250,000	C	Oliver County, 5.300%, due 01/01/27		Aaa/AAA	257,968
					257,968

		Ohio:	0.2%
55,000		Lakota Local School District, 7.000%, due 12/01/10		Aaa/AAA	61,780
					61,780

		Oklahoma:	7.9%
1,000,000		Oklahoma Industries Authority, 6.000%, due 08/15/19		Aaa/AAA	1,063,654
1,000,000	C	Payne County Economic Development Authority, 6.375%, due 06/01/30		Baa3/NR	1,102,490
					2,166,144

		Pennsylvania:	3.9%
1,000,000	C	Lebanon County Health Facilities Authority, 6.000%, due 11/15/35		Baa2/BBB	1,053,800
					1,053,800

		Rhode Island:	0.4%
35,000		Dunns Corner Fire District, 8.000%, due 06/01/07		NR/NR	36,243
35,000		Dunns Corner Fire District, 8.050%, due 06/01/08		NR/NR	37,523
35,000		Dunns Corner Fire District, 8.100%, due 06/01/09		NR/NR	38,741
					112,507

		Tennessee:	4.5%
240,000	C	Knox County Health Educational & Housing, 5.750%, due 04/01/19		Baa1/NR	248,088
1,000,000		Metropolitan Government Nashville & Davidson County, 4.000%, due 08/01/16		Aa2/AA	978,590
					1,226,678

		Texas:	6.8%
500,000	C	Alamo Community College District, 5.000%, due 02/15/24		Aaa/AAA	513,625
200,000	C	Cleburne 4B Economic Development Corp., 5.625%, due 02/15/27		Aaa/NR	211,512
1,000,000	C	Harris County Health Facilities Development Authority, 5.750%, due 07/01/27		Aa3/AAA	1,145,010
					1,870,147

		Virginia:	4.9%
1,000,000	C	Badger TOB Asset Securitization Corp., 6.000%, due 06/01/17		Baa3/BBB	1,053,000
290,000	C	Virginia Housing Development Authority, 4.500%, due 04/01/24		Aaa/AAA	277,492
					1,330,492

		Total Investments in Securities
		(Cost $26,600,474)*	97.4%		$26,612,078
		Other Assets and Liabilities-Net	2.6		719,627
		Net Assets	100.0%		$27,331,705

(1)	Credit ratings are provided by Moody’s Investor’s Service, Inc. and Standards & Poor’s Rating Group (unaudited)
SPL	Special purpose loan
TOB	Tobacco bonds
C	Bond may be called prior to maturity date.
*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$421,219
	Gross Unrealized Depreciation	(409,615)
	Net Unrealized Appreciation	$11,604

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Funds Trust

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 29, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 29, 2006